PACIFIC SELECT FUND
Schedules of Investments	A-1

Financial Statements:

Statements of Assets and Liabilities	B-1

Statements of Operations	B-9

Statements of Changes in Net Assets	B-17

Statements of Cash Flows	B-32

Financial Highlights	B-33

Notes to Financial Statements	C-1

Disclosure of Fund Expenses	D-1

Approval of Investment Advisory Agreement and Portfolio Management Agreements	D-5

Where to Go for More Information	D-15

The 2013 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.

The 2013 Semi-Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Cash Management	Cash Management Class I *	18,082,756	$182,372,132	$182,371,570
Diversified Bond	Diversified Bond Class I *	2,317,995	19,558,544	18,571,933
Floating Rate Income	Floating Rate Income Class I *	16,373	163,342	162,099
Floating Rate Loan	Floating Rate Loan Class I *	2,550,264	15,830,163	15,243,560
High Yield Bond	High Yield Bond Class I *	14,241,408	88,765,858	90,344,033
Inflation Managed	Inflation Managed Class I *	12,718,118	142,111,171	124,576,244
Inflation Protected	Inflation Protected Class I *	136,559	1,466,776	1,363,449
Managed Bond	Managed Bond Class I *	31,237,186	351,096,527	349,062,435
Short Duration Bond	Short Duration Bond Class I *	5,775,246	54,490,971	54,181,379
Emerging Markets Debt	Emerging Markets Debt Class I *	223,709	2,411,128	2,243,262
American Funds® Growth	American Funds Growth Class I *	5,365,754	37,427,830	55,395,841
American Funds Growth-Income	American Funds Growth-Income Class I *	3,949,054	34,542,925	46,059,182
Comstock	Comstock Class I *	4,015,650	30,518,220	38,706,120
Dividend Growth	Dividend Growth Class I *	3,927,328	37,170,737	45,174,702
Equity Index	Equity Index Class I *	13,405,465	371,045,536	467,350,636
Focused 30	Focused 30 Class I *	1,737,695	20,844,421	23,408,838
Growth	Growth Class I *	11,417,620	190,573,185	166,601,461
Large-Cap Growth	Large-Cap Growth Class I *	6,564,848	32,703,690	37,745,972
Large-Cap Value	Large-Cap Value Class I *	7,366,267	82,057,024	102,213,035
Long/Short Large-Cap	Long/Short Large-Cap Class I *	992,794	7,554,010	8,043,528
Main Street® Core	Main Street Core Class I *	7,389,304	141,425,229	161,058,862
Mid-Cap Equity	Mid-Cap Equity Class I *	8,333,958	97,604,307	94,616,349
Mid-Cap Growth	Mid-Cap Growth Class I *	5,269,601	42,692,004	43,293,197
Mid-Cap Value	Mid-Cap Value Class I *	965,753	10,056,293	10,979,236
Small-Cap Equity	Small-Cap Equity Class I *	879,344	10,117,143	11,630,326
Small-Cap Growth	Small-Cap Growth Class I *	3,032,398	28,822,214	33,617,566
Small-Cap Index	Small-Cap Index Class I *	13,238,462	150,744,030	190,024,278
Small-Cap Value	Small-Cap Value Class I *	4,736,665	54,659,370	60,629,588
Value Advantage	Value Advantage Class I *	610	6,230	6,243
Health Sciences	Health Sciences Class I *	2,208,278	28,502,671	39,925,164
Real Estate	Real Estate Class I *	5,547,897	69,649,187	94,694,723
Technology	Technology Class I *	3,013,467	14,245,741	13,527,524
Emerging Markets	Emerging Markets Class I *	8,761,790	114,606,060	123,308,564
International Large-Cap	International Large-Cap Class I *	18,973,280	113,830,653	129,608,317
International Small-Cap	International Small-Cap Class I *	1,393,938	9,251,014	9,368,780
International Value	International Value Class I *	12,580,393	158,079,157	125,007,816
Currency Strategies	Currency Strategies Class I *	4,516	47,622	49,073
Global Absolute Return	Global Absolute Return Class I *	114,142	1,177,967	1,140,798
Precious Metals	Precious Metals Class I *	50,203	274,948	232,595
American Funds Asset Allocation	American Funds Asset Allocation Class I *	666,096	10,218,987	11,328,051
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	221,401	2,609,376	2,647,406
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	824,984	10,942,358	11,503,826
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	810,879	10,765,528	11,761,321
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	2,541,432	25,853,359	26,853,726
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	4,699,614	46,267,023	50,102,242
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	20,013,129	193,918,065	214,629,465
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	26,036,697	248,613,995	280,194,432
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	10,344,915	97,601,110	110,868,550

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II *	102,071	3,002,871	3,074,383

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	349,993	5,284,593	5,760,893

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III *	1,041,760	12,406,926	15,730,572
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III *	3,465,150	48,489,700	51,838,642

	Dreyfus Variable Investment Fund
Dreyfus Appreciation Service Shares	Dreyfus Appreciation Service Shares	24,227	1,081,696	1,028,444

See Notes to Financial Statements	See explanation of symbol on page E-2

E-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2 *	1,729,209	$38,351,666	$50,008,715
Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom Income Service Class 2	130,479	1,367,643	1,383,074
Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	68,997	751,545	792,089
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	226,735	2,457,965	2,614,254
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	650,611	7,095,519	7,553,592
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	436,771	4,580,713	5,136,432
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	633,942	6,657,708	7,283,994
Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	18,689	308,936	316,771
Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	20,592	320,713	330,702
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2 *	104,972	4,223,821	4,868,620
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	961,452	25,796,871	31,900,982
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2 *	387,391	4,516,115	4,861,760

	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Class 2	Templeton Foreign Securities Class 2	192,717	2,826,690	2,765,490
Templeton Global Bond Securities Class 2	Templeton Global Bond Securities Class 2	2,497,008	47,627,777	44,946,148

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3 *	62,527	1,069,644	1,129,244

	Janus Aspen Series
Janus Aspen Series Overseas Service Shares	Janus Aspen Series Overseas Service Shares	770,637	33,472,921	26,825,860
Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Enterprise Service Shares	101,943	3,986,649	4,931,997

	Lazard Retirement Series, Inc.
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class *	81,844	830,822	960,024

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	234,607	4,874,031	5,417,082
ClearBridge Variable Mid Cap Core - Class II	ClearBridge Variable Mid Cap Core - Class II	659,222	8,498,096	10,989,234

	Lord Abbett Series Fund, Inc.
Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC *	55,135	1,073,598	1,130,277
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC *	835,013	14,503,311	17,176,227
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC *	4,617	77,078	75,528

	M Fund, Inc.
I	M International Equity	5,221,697	62,185,893	60,310,598
II	M Large Cap Growth	1,750,393	25,328,328	36,740,746
III	M Capital Appreciation	1,727,648	36,761,850	46,698,313
V	M Large Cap Value	1,329,570	12,851,821	17,178,044

	MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	MFS New Discovery Series Service Class *	480,301	7,481,117	8,568,562
MFS Utilities Series Service Class	MFS Utilities Series Service Class *	586,502	14,655,454	17,530,534

	Neuberger Berman Advisers Management Trust
Neuberger Berman Socially Responsive I Class	Neuberger Berman Socially Responsive I Class *	2,387	45,156	44,418

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	1,120	38,341	38,491

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset - Advisor Class	PIMCO Global Multi-Asset - Advisor Class	715,736	8,994,396	8,245,276

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class *	153,886	1,717,466	1,725,061

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II *	2,449,186	31,330,702	36,101,007
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	2,112,581	42,273,532	53,131,411

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Initial Class	Van Eck VIP Global Hard Assets Initial Class	1,993,144	61,040,820	53,814,886

    American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., BlackRock is a registered trademark of BlackRock, Inc., Fidelity and Contrafund are registered trademarks of FMR Corp., and MFS is a registered trademark of MFS Fund Distributors, Inc.

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

E-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2013 (Unaudited)

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected
ASSETS
Investments in mutual funds, at value	$182,371,570	$18,571,933	$162,099	$15,243,560	$90,344,033	$124,576,244	$1,363,449
Receivables:
Due from Pacific Life Insurance Company	-	24,832	523	15,829	-	256,098	-
Investments sold	460,985	-	-	-	41,387	-	230
Total Assets	182,832,555	18,596,765	162,622	15,259,389	90,385,420	124,832,342	1,363,679
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	460,985	-	-	-	41,313	-	230
Investments purchased	-	24,828	523	15,829	-	256,098	-
Other	196	-	-	12	-	83	1
Total Liabilities	461,181	24,828	523	15,841	41,313	256,181	231
NET ASSETS	$182,371,374	$18,571,937	$162,099	$15,243,548	$90,344,107	$124,576,161	$1,363,448
Units Outstanding	7,792,385	1,365,628	16,380	1,455,744	1,513,742	2,202,952	129,563
Accumulation Unit Value	$23.40	$13.60	$9.90	$10.47	$59.68	$56.55	$10.52
Cost of Investments	$182,372,132	$19,558,544	$163,342	$15,830,163	$88,765,858	$142,111,171	$1,466,776
	Managed Bond	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth
ASSETS
Investments in mutual funds, at value	$349,062,435	$54,181,379	$2,243,262	$55,395,841	$46,059,182	$38,706,120	$45,174,702
Receivables:
Due from Pacific Life Insurance Company	94,798	-	2,411	28,898	-	170	-
Investments sold	-	70,561	-	-	45,256	-	38,119
Total Assets	349,157,233	54,251,940	2,245,673	55,424,739	46,104,438	38,706,290	45,212,821
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	70,533	-	-	45,256	-	38,063
Investments purchased	94,776	-	2,410	28,898	-	20	-
Other	-	-	-	15	3,509	-	-
Total Liabilities	94,776	70,533	2,410	28,913	48,765	20	38,063
NET ASSETS	$349,062,457	$54,181,407	$2,243,263	$55,395,826	$46,055,673	$38,706,270	$45,174,758
Units Outstanding	5,722,512	4,336,179	218,836	3,328,140	3,041,577	2,435,907	2,552,404
Accumulation Unit Value	$61.00	$12.50	$10.25	$16.64	$15.14	$15.89	$17.70
Cost of Investments	$351,096,527	$54,490,971	$2,411,128	$37,427,830	$34,542,925	$30,518,220	$37,170,737
	Equity Index	Focused 30	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core
ASSETS
Investments in mutual funds, at value	$467,350,636	$23,408,838	$166,601,461	$37,745,972	$102,213,035	$8,043,528	$161,058,862
Receivables:
Investments sold	385,571	27,115	44,589	4,136	27,967	4,558	45,633
Total Assets	467,736,207	23,435,953	166,646,050	37,750,108	102,241,002	8,048,086	161,104,495
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	385,356	27,093	44,551	4,136	27,668	4,546	45,624
Other	-	-	-	16	-	-	-
Total Liabilities	385,356	27,093	44,551	4,152	27,668	4,546	45,624
NET ASSETS	$467,350,851	$23,408,860	$166,601,499	$37,745,956	$102,213,334	$8,043,540	$161,058,871
Units Outstanding	6,743,910	1,432,837	3,032,840	3,927,285	4,779,571	645,350	2,424,628
Accumulation Unit Value	$69.30	$16.34	$54.93	$9.61	$21.39	$12.46	$66.43
Cost of Investments	$371,045,536	$20,844,421	$190,573,185	$32,703,690	$82,057,024	$7,554,010	$141,425,229

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2013 (Unaudited)

	Variable Accounts
	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value
ASSETS
Investments in mutual funds, at value	$94,616,349	$43,293,197	$10,979,236	$11,630,326	$33,617,566	$190,024,278	$60,629,588
Receivables:
Due from Pacific Life Insurance Company	-	-	-	35,369	-	-	-
Investments sold	34,606	4,421	37,810	-	11,679	215,017	78,780
Total Assets	94,650,955	43,297,618	11,017,046	11,665,695	33,629,245	190,239,295	60,708,368
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	34,411	4,421	37,810	-	11,594	215,017	78,764
Investments purchased	-	-	-	35,308	-	-	-
Other	-	83	17	-	-	262	-
Total Liabilities	34,411	4,504	37,827	35,308	11,594	215,279	78,764
NET ASSETS	$94,616,544	$43,293,114	$10,979,219	$11,630,387	$33,617,651	$190,024,016	$60,629,604
Units Outstanding	3,133,019	3,301,773	494,475	545,202	1,752,057	7,461,153	1,866,563
Accumulation Unit Value	$30.20	$13.11	$22.20	$21.33	$19.19	$25.47	$32.48
Cost of Investments	$97,604,307	$42,692,004	$10,056,293	$10,117,143	$28,822,214	$150,744,030	$54,659,370
	Value Advantage	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap
ASSETS
Investments in mutual funds, at value	$6,243	$39,925,164	$94,694,723	$13,527,524	$123,308,564	$129,608,317	$9,368,780
Receivables:
Due from Pacific Life Insurance Company	-	-	7,501	16	65,932	45,854	-
Investments sold	-	2,526	-	-	-	-	34,755
Total Assets	6,243	39,927,690	94,702,224	13,527,540	123,374,496	129,654,171	9,403,535
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	2,512	-	-	-	-	34,737
Investments purchased	-	-	7,501	16	65,932	45,854	-
Other	-	-	61	9	111	129	-
Total Liabilities	-	2,512	7,562	25	66,043	45,983	34,737
NET ASSETS	$6,243	$39,925,178	$94,694,662	$13,527,515	$123,308,453	$129,608,188	$9,368,798
Units Outstanding	610	1,308,336	1,929,870	1,717,455	3,191,800	9,507,866	920,899
Accumulation Unit Value	$10.24	$30.52	$49.07	$7.88	$38.63	$13.63	$10.17
Cost of Investments	$6,230	$28,502,671	$69,649,187	$14,245,741	$114,606,060	$113,830,653	$9,251,014
	International Value	Currency Strategies	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth
ASSETS
Investments in mutual funds, at value	$125,007,816	$49,073	$1,140,798	$232,595	$11,328,051	$2,647,406	$11,503,826
Receivables:
Due from Pacific Life Insurance Company	-	-	-	5,639	6,891	-	-
Investments sold	62,525	27	45	-	-	2,177	4,585
Total Assets	125,070,341	49,100	1,140,843	238,234	11,334,942	2,649,583	11,508,411
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	62,525	27	45	-	-	2,176	4,585
Investments purchased	-	-	-	5,639	6,890	-	-
Other	45	-	-	-	-	-	8
Total Liabilities	62,570	27	45	5,639	6,890	2,176	4,593
NET ASSETS	$125,007,771	$49,073	$1,140,798	$232,595	$11,328,052	$2,647,407	$11,503,818
Units Outstanding	4,987,624	4,614	116,976	28,929	605,977	182,065	731,447
Accumulation Unit Value	$25.06	$10.64	$9.75	$8.04	$18.69	$14.54	$15.73
Cost of Investments	$158,079,157	$47,622	$1,177,967	$274,948	$10,218,987	$2,609,376	$10,942,358

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2013 (Unaudited)

	Variable Accounts
	Pacific Dynamix - Growth	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. International Growth Series II
ASSETS
Investments in mutual funds, at value	$11,761,321	$26,853,726	$50,102,242	$214,629,465	$280,194,432	$110,868,550	$3,074,383
Receivables:
Due from Pacific Life Insurance Company	11,048	-	-	-	-	14,990	483
Investments sold	-	11,105	2,623	90,996	107,000	-	-
Total Assets	11,772,369	26,864,831	50,104,865	214,720,461	280,301,432	110,883,540	3,074,866
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	11,097	2,623	90,996	106,924	-	-
Investments purchased	11,047	-	-	-	-	14,990	482
Other	-	-	15	125	-	14	-
Total Liabilities	11,047	11,097	2,638	91,121	106,924	15,004	482
NET ASSETS	$11,761,322	$26,853,734	$50,102,227	$214,629,340	$280,194,508	$110,868,536	$3,074,384
Units Outstanding	696,106	2,456,697	4,559,160	19,479,809	25,457,169	10,154,186	289,257
Accumulation Unit Value	$16.90	$10.93	$10.99	$11.02	$11.01	$10.92	$10.63
Cost of Investments	$10,765,528	$25,853,359	$46,267,023	$193,918,065	$248,613,995	$97,601,110	$3,002,871
	American Century VP Mid Cap Value Class II	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	Dreyfus Appreciation Service Shares	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom 2010 Service Class 2
ASSETS
Investments in mutual funds, at value	$5,760,893	$15,730,572	$51,838,642	$1,028,444	$50,008,715	$1,383,074	$792,089
Receivables:
Due from Pacific Life Insurance Company	-	27,298	-	-	-	-	-
Investments sold	138	-	149,513	465	99,169	8	186
Total Assets	5,761,031	15,757,870	51,988,155	1,028,909	50,107,884	1,383,082	792,275
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	136	-	149,499	465	99,169	7	186
Investments purchased	-	27,296	-	-	-	-	-
Other	-	-	-	-	50	-	2
Total Liabilities	136	27,296	149,499	465	99,219	7	188
NET ASSETS	$5,760,895	$15,730,574	$51,838,656	$1,028,444	$50,008,665	$1,383,075	$792,087
Units Outstanding	470,721	1,022,397	2,961,728	105,261	2,919,574	115,259	66,126
Accumulation Unit Value	$12.24	$15.39	$17.50	$9.77	$17.13	$12.00	$11.98
Cost of Investments	$5,284,593	$12,406,926	$48,489,700	$1,081,696	$38,351,666	$1,367,643	$751,545
	Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Growth Service Class 2
ASSETS
Investments in mutual funds, at value	$2,614,254	$7,553,592	$5,136,432	$7,283,994	$316,771	$330,702	$4,868,620
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	6,488	-	76
Investments sold	105	8,529	2,082	33,247	-	435	-
Total Assets	2,614,359	7,562,121	5,138,514	7,317,241	323,259	331,137	4,868,696
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	105	8,526	2,077	33,242	-	435	-
Investments purchased	-	-	-	-	6,487	-	74
Other	2	-	-	-	-	-	-
Total Liabilities	107	8,526	2,077	33,242	6,487	435	74
NET ASSETS	$2,614,252	$7,553,595	$5,136,437	$7,283,999	$316,772	$330,702	$4,868,622
Units Outstanding	222,221	664,312	445,697	663,437	28,035	29,105	318,152
Accumulation Unit Value	$11.76	$11.37	$11.52	$10.98	$11.30	$11.36	$15.30
Cost of Investments	$2,457,965	$7,095,519	$4,580,713	$6,657,708	$308,936	$320,713	$4,223,821

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2013 (Unaudited)

	Variable Accounts
	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign Securities Class 2	Templeton Global Bond Securities Class 2	GE Investments Total Return Class 3	Janus Aspen Series Overseas Service Shares	Janus Aspen Series Enterprise Service Shares
ASSETS
Investments in mutual funds, at value	$31,900,982	$4,861,760	$2,765,490	$44,946,148	$1,129,244	$26,825,860	$4,931,997
Receivables:
Due from Pacific Life Insurance Company	-	-	28,803	125,631	644	27,609	1,589
Investments sold	150,110	14,608	-	-	-	-	-
Total Assets	32,051,092	4,876,368	2,794,293	45,071,779	1,129,888	26,853,469	4,933,586
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	150,049	14,602	-	-	-	-	-
Investments purchased	-	-	28,803	125,614	644	27,609	1,589
Other	-	-	-	-	-	146	-
Total Liabilities	150,049	14,602	28,803	125,614	644	27,755	1,589
NET ASSETS	$31,901,043	$4,861,766	$2,765,490	$44,946,165	$1,129,244	$26,825,714	$4,931,997
Units Outstanding	1,711,087	300,462	246,167	3,815,869	93,873	2,825,623	338,169
Accumulation Unit Value	$18.64	$16.18	$11.23	$11.78	$12.03	$9.49	$14.58
Cost of Investments	$25,796,871	$4,516,115	$2,826,690	$47,627,777	$1,069,644	$33,472,921	$3,986,649
	Lazard Retirement U.S. Strategic Equity Service Class	ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Mid Cap Core - Class II	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC	Lord Abbett Total Return Class VC	I
ASSETS
Investments in mutual funds, at value	$960,024	$5,417,082	$10,989,234	$1,130,277	$17,176,227	$75,528	$60,310,598
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	3,846	-	39,931
Investments sold	246	395	15,562	432	-	33	-
Total Assets	960,270	5,417,477	11,004,796	1,130,709	17,180,073	75,561	60,350,529
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	246	395	15,562	432	-	33	-
Investments purchased	-	-	-	-	3,837	-	39,931
Other	1	3	6	-	-	-	54
Total Liabilities	247	398	15,568	432	3,837	33	39,985
NET ASSETS	$960,023	$5,417,079	$10,989,228	$1,130,277	$17,176,236	$75,528	$60,310,544
Units Outstanding	84,045	375,029	815,333	91,161	1,305,697	7,853	1,940,728
Accumulation Unit Value	$11.42	$14.44	$13.48	$12.40	$13.15	$9.62	$31.08
Cost of Investments	$830,822	$4,874,031	$8,498,096	$1,073,598	$14,503,311	$77,078	$62,185,893
	II	III	V	MFS New Discovery Series Service Class	MFS Utilities Series Service Class	Neuberger Berman Socially Responsive I Class	Oppenheimer Global Fund/VA Service Shares
ASSETS
Investments in mutual funds, at value	$36,740,746	$46,698,313	$17,178,044	$8,568,562	$17,530,534	$44,418	$38,491
Receivables:
Due from Pacific Life Insurance Company	16,463	-	-	-	-	-	-
Investments sold	-	14,836	8,732	20,871	19,257	-	12
Total Assets	36,757,209	46,713,149	17,186,776	8,589,433	17,549,791	44,418	38,503
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	14,834	8,732	20,871	19,239	-	12
Investments purchased	16,463	-	-	-	-	-	-
Other	20	-	171	1	-	-	-
Total Liabilities	16,483	14,834	8,903	20,872	19,239	-	12
NET ASSETS	$36,740,726	$46,698,315	$17,177,873	$8,568,561	$17,530,552	$44,418	$38,491
Units Outstanding	1,179,060	876,843	882,923	522,068	1,270,820	4,322	3,931
Accumulation Unit Value	$31.16	$53.26	$19.46	$16.41	$13.79	$10.28	$9.79
Cost of Investments	$25,328,328	$36,761,850	$12,851,821	$7,481,117	$14,655,454	$45,156	$38,341

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2013 (Unaudited)

	Variable Accounts
	PIMCO Global Multi-Asset - Advisor Class	Royce Micro-Cap Service Class	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	Van Eck VIP Global Hard Assets Initial Class
ASSETS
Investments in mutual funds, at value	$8,245,276	$1,725,061	$36,101,007	$53,131,411	$53,814,886
Receivables:
Due from Pacific Life Insurance Company	-	196	9,991	-	71,868
Investments sold	2,423	-	-	21,877	-
Total Assets	8,247,699	1,725,257	36,110,998	53,153,288	53,886,754
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2,423	-	-	21,877	-
Investments purchased	-	196	9,991	-	71,868
Other	80	31	17	93	5
Total Liabilities	2,503	227	10,008	21,970	71,873
NET ASSETS	$8,245,196	$1,725,030	$36,100,990	$53,131,318	$53,814,881
Units Outstanding	902,757	153,124	2,168,243	3,486,694	2,301,663
Accumulation Unit Value	$9.13	$11.27	$16.65	$15.24	$23.38
Cost of Investments	$8,994,396	$1,717,466	$31,330,702	$42,273,532	$61,040,820

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2013 (Unaudited)

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Income (1)	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(991)	(818,101)	(327)	(227,300)	577,339	(1,038,080)	1,679
Capital gain distributions from mutual fund investments (2)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(991)	(818,101)	(327)	(227,300)	577,339	(1,038,080)	1,679
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	972	394,083	(1,242)	470,190	245,387	(9,818,426)	(127,268)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($19)	($424,018)	($1,569)	$242,890	$822,726	($10,856,506)	($125,589)
	Managed Bond	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	879,567	27,483	(20,289)	1,155,691	(84,953)	623,862	400,830
Capital gain distributions from mutual fund investments (2)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	879,567	27,483	(20,289)	1,155,691	(84,953)	623,862	400,830
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(12,606,229)	(263,747)	(183,390)	3,909,629	4,845,751	4,759,649	5,092,076
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($11,726,662)	($236,264)	($203,679)	$5,065,320	$4,760,798	$5,383,511	$5,492,906
	Equity Index	Focused 30	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	4,050,042	667,683	(2,838,143)	983,101	(398,431)	(40,252)	(622,033)
Capital gain distributions from mutual fund investments (2)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	4,050,042	667,683	(2,838,143)	983,101	(398,431)	(40,252)	(622,033)
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	53,121,961	1,204,770	17,347,217	2,945,167	14,429,038	853,072	17,542,542
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,172,003	$1,872,453	$14,509,074	$3,928,268	$14,030,607	$812,820	$16,920,509

(1) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2013 (Unaudited)

	Variable Accounts
	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON
INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(5,095,778)	1,057,874	120,114	90,421	487,587	(326,671)	1,126,337
Capital gain distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(5,095,778)	1,057,874	120,114	90,421	487,587	(326,671)	1,126,337
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	17,383,128	4,679,228	849,887	1,335,248	3,699,111	26,568,206	5,624,785
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,287,350	$5,737,102	$970,001	$1,425,669	$4,186,698	$26,241,535	$6,751,122
	Value Advantage (2)	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON
INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	-	2,390,721	775,443	(335,904)	2,187,964	(834,789)	(313,924)
Capital gain distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	-	2,390,721	775,443	(335,904)	2,187,964	(834,789)	(313,924)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	13	5,700,128	3,293,192	1,225,382	(7,128,549)	2,908,853	898,864
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13	$8,090,849	$4,068,635	$889,478	($4,940,585)	$2,074,064	$584,940
	International Value	Currency Strategies (2)	Global Absolute Return (2)	Precious Metals (2)	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON
INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(6,949,090)	7	(89)	(22)	66,132	1,337	60,528
Capital gain distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(6,949,090)	7	(89)	(22)	66,132	1,337	60,528
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	9,996,758	1,451	(37,169)	(42,353)	773,270	59,595	308,819
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,047,668	$1,458	($37,258)	($42,375)	$839,402	$60,932	$369,347
(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2013 (Unaudited)

	Variable Accounts
	Pacific Dynamix - Growth	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. International Growth Series II
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON
INVESTMENTS
Realized gain on sale of mutual fund investments	69,961	350,098	345,324	1,126,035	877,451	554,860	27,439
Capital gain distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain on Investments	69,961	350,098	345,324	1,126,035	877,451	554,860	27,439
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	646,944	(391,056)	574,062	6,737,930	13,795,036	6,561,366	(15,261)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$716,905	($40,958)	$919,386	$7,863,965	$14,672,487	$7,116,226	$12,178
	American Century VP Mid Cap Value Class II	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	Dreyfus Appreciation Service Shares (2)	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom 2010 Service Class 2
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$31,464	$-	$-	$5,473	$-	$101	$-
Net Investment Income	31,464	-	-	5,473	-	101	-
REALIZED GAIN (LOSS) ON
INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	90,475	298,496	396,457	(160)	534,341	2,946	4,714
Capital gain distributions from mutual fund investments (1)	52,966	-	-	-	-	6,372	6,151
Realized Gain (Loss) on Investments	143,441	298,496	396,457	(160)	534,341	9,318	10,865
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	380,618	2,019,871	1,726,944	(53,253)	4,540,727	312	22,962
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$555,523	$2,318,367	$2,123,401	($47,940)	$5,075,068	$9,731	$33,827
	Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Growth Service Class 2
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$620	$1,268	$-	$1,825	$36	$1,111	$-
Net Investment Income	620	1,268	-	1,825	36	1,111	-
REALIZED GAIN (LOSS) ON
INVESTMENTS
Realized gain on sale of mutual fund investments	13,447	33,583	173,412	36,521	1,465	13,807	103,909
Capital gain distributions from mutual fund investments (1)	24,815	60,867	44,654	53,530	594	-	-
Realized Gain on Investments	38,262	94,450	218,066	90,051	2,059	13,807	103,909
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	61,824	249,750	98,563	366,067	7,681	8,663	406,504
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$100,706	$345,468	$316,629	$457,943	$9,776	$23,581	$510,413

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2013 (Unaudited)

	Variable Accounts
	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign Securities Class 2	Templeton Global Bond Securities Class 2	GE Investments Total Return Class 3	Janus Aspen Series Overseas Service Shares	Janus Aspen Series Enterprise Service Shares
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$66,270	$2,193,895	$-	$774,192	$16,653
Net Investment Income	-	-	66,270	2,193,895	-	774,192	16,653
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	723,191	649,939	67,188	(24,652)	12,887	(959,328)	385,407
Capital gain distributions from mutual fund investments (1)	360,122	-	-	566,434	-	-	-
Realized Gain (Loss) on Investments	1,083,313	649,939	67,188	541,782	12,887	(959,328)	385,407
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,596,118	(27,678)	(113,073)	(3,532,029)	27,775	(620,222)	153,075
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,679,431	$622,261	$20,385	($796,352)	$40,662	($805,358)	$555,135
	Lazard Retirement U.S. Strategic Equity Service Class	ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Mid Cap Core - Class II	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC	Lord Abbett Total Return Class VC (2)	I
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$664	$6,367	$-	$-	$-	$249,412
Net Investment Income	-	664	6,367	-	-	-	249,412
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	54,374	117,246	84,571	9,723	101,207	(53)	(1,693,103)
Capital gain distributions from mutual fund investments (1)	-	38,022	-	-	-	-	-
Realized Gain (Loss) on Investments	54,374	155,268	84,571	9,723	101,207	(53)	(1,693,103)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	63,683	485,672	1,185,320	60,052	2,243,509	(1,549)	1,647,031
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$118,057	$641,604	$1,276,258	$69,775	$2,344,716	($1,602)	$203,340
	II	III	V	MFS New Discovery Series Service Class	MFS Utilities Series Service Class	Neuberger Berman Socially Responsive I Class (2)	Oppenheimer Global Fund/VA Service Shares (2)
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$126,892	$-	$221,586	$-	$-	$-	$99
Net Investment Income	126,892	-	221,586	-	-	-	99
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	493,689	259,704	1,034,983	(132,419)	325,408	408	(1)
Capital gain distributions from mutual fund investments (1)	-	645,363	-	-	-	-	-
Realized Gain (Loss) on Investments	493,689	905,067	1,034,983	(132,419)	325,408	408	(1)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,636,672	6,036,793	1,069,465	1,336,179	1,151,029	(738)	150
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,257,253	$6,941,860	$2,326,034	$1,203,760	$1,476,437	($330)	$248

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2013 (Unaudited)

	Variable Accounts
	PIMCO Global Multi-Asset - Advisor Class	Royce Micro-Cap Service Class	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	Van Eck VIP Global Hard Assets Initial Class
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$139,713	$-	$-	$352,908	$399,691
Net Investment Income	139,713	-	-	352,908	399,691
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	18,564	(4,370)	2,045,851	1,584,401	3,096,444
Capital gain distributions from mutual fund investments (1)	-	-	-	-	1,142,551
Realized Gain (Loss) on Investments	18,564	(4,370)	2,045,851	1,584,401	4,238,995
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(803,879)	49,551	1,635,190	4,375,113	(7,442,127)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($645,602)	$45,181	$3,681,041	$6,312,422	($2,803,441)

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2013 (1)	2012	2013 (1)	2012	2013 (1)	2012

	Cash Management		Diversified Bond		Floating Rate Income (2)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$2,083	$-	$548,610	$-
Realized loss on investments	(991)	(10,826)	(818,101)	(1,058,830)	(327)
Change in net unrealized appreciation (depreciation) on investments	972	8,740	394,083	1,838,626	(1,242)
Net Increase (Decrease) in Net Assets Resulting from Operations	(19)	(3)	(424,018)	1,328,406	(1,569)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	71,323,108	117,801,858	734,386	1,265,591	-
Transfers between variable and fixed accounts, net	(36,660,801)	(59,050,267)	61,640	3,511,541	166,997
Policy maintenance charges	(9,483,826)	(20,355,241)	(565,432)	(1,109,705)	(3,328)
Policy benefits and terminations	(39,963,303)	(71,092,497)	(433,238)	(572,185)	-
Other	444,505	(132,665)	(95,705)	(70,446)	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(14,340,317)	(32,828,812)	(298,349)	3,024,796	163,668
NET INCREASE (DECREASE) IN NET ASSETS	(14,340,336)	(32,828,815)	(722,367)	4,353,202	162,099
NET ASSETS
Beginning of Year or Period	196,711,710	229,540,525	19,294,304	14,941,102	-
End of Year or Period	$182,371,374	$196,711,710	$18,571,937	$19,294,304	$162,099

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$488,368	$-	$6,311,009	$-	$3,457,301
Realized gain (loss) on investments	(227,300)	(357,479)	577,339	1,789,956	(1,038,080)	23,348,959
Change in net unrealized appreciation (depreciation) on investments	470,190	503,968	245,387	5,111,666	(9,818,426)	(12,764,824)
Net Increase (Decrease) in Net Assets Resulting from Operations	242,890	634,857	822,726	13,212,631	(10,856,506)	14,041,436
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	663,085	826,114	2,412,583	5,138,701	3,047,357	8,642,876
Transfers between variable and fixed accounts, net	4,126,508	3,668,544	(7,340,302)	4,153,735	(9,863,464)	2,879,793
Policy maintenance charges	(357,740)	(578,019)	(2,311,669)	(4,726,147)	(3,188,736)	(7,056,606)
Policy benefits and terminations	(554,565)	(372,477)	(2,136,044)	(4,140,221)	(6,400,547)	(12,283,919)
Other	(25,304)	80,424	(172,575)	(496,743)	(175,440)	(836,065)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,851,984	3,624,586	(9,548,007)	(70,675)	(16,580,830)	(8,653,921)
NET INCREASE (DECREASE) IN NET ASSETS	4,094,874	4,259,443	(8,725,281)	13,141,956	(27,437,336)	5,387,515
NET ASSETS
Beginning of Year or Period	11,148,674	6,889,231	99,069,388	85,927,432	152,013,497	146,625,982
End of Year or Period	$15,243,548	$11,148,674	$90,344,107	$99,069,388	$124,576,161	$152,013,497

(1) Unaudited.

(2) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year/Period Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012

	Inflation Protected		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$6,138	$-	$18,386,842	$-	$404,702
Realized gain on investments	1,679	10,690	879,567	1,960,034	27,483	3,254
Change in net unrealized appreciation (depreciation) on investments	(127,268)	58,377	(12,606,229)	16,289,177	(263,747)	1,190,151
Net Increase (Decrease) in Net Assets Resulting from Operations	(125,589)	75,205	(11,726,662)	36,636,053	(236,264)	1,598,107
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	64,112	104,522	8,999,479	17,920,317	1,569,916	3,306,788
Transfers between variable and fixed accounts, net	185,790	(74,476)	(5,716,382)	12,286,725	5,182,758	4,415,984
Policy maintenance charges	(30,203)	(75,908)	(8,755,912)	(18,164,782)	(1,623,052)	(2,962,092)
Policy benefits and terminations	(15,980)	(3,096)	(9,135,239)	(20,413,941)	(1,597,872)	(5,454,786)
Other	(4,051)	(19,421)	(367,926)	(599,066)	35,821	(36,956)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	199,668	(68,379)	(14,975,980)	(8,970,747)	3,567,571	(731,062)
NET INCREASE (DECREASE) IN NET ASSETS	74,079	6,826	(26,702,642)	27,665,306	3,331,307	867,045
NET ASSETS
Beginning of Year or Period	1,289,369	1,282,543	375,765,099	348,099,793	50,850,100	49,983,055
End of Year or Period	$1,363,448	$1,289,369	$349,062,457	$375,765,099	$54,181,407	$50,850,100

	Emerging Markets Debt (2)		American Funds Growth		American Funds Growth-Income
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$23,848	$-	$85,841	$-	$447,194
Realized gain (loss) on investments	(20,289)	5,582	1,155,691	2,258,689	(84,953)	(949,842)
Change in net unrealized appreciation (depreciation) on investments	(183,390)	15,524	3,909,629	5,804,753	4,845,751	6,565,600
Net Increase (Decrease) in Net Assets Resulting from Operations	(203,679)	44,954	5,065,320	8,149,283	4,760,798	6,062,952
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	85,775	37,860	2,310,267	4,486,022	1,629,935	3,282,418
Transfers between variable and fixed accounts, net	1,276,004	1,088,453	101,207	(3,913,293)	1,094,557	1,096,716
Policy maintenance charges	(44,361)	(15,343)	(1,613,172)	(3,300,977)	(1,405,650)	(2,784,050)
Policy benefits and terminations	(2,727)	-	(1,154,702)	(2,286,282)	(1,127,056)	(2,015,478)
Other	(17,059)	(6,614)	(216,118)	(275,298)	(92,698)	(730,202)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,297,632	1,104,356	(572,518)	(5,289,828)	99,088	(1,150,596)
NET INCREASE IN NET ASSETS	1,093,953	1,149,310	4,492,802	2,859,455	4,859,886	4,912,356
NET ASSETS
Beginning of Year or Period	1,149,310	-	50,903,024	48,043,569	41,195,787	36,283,431
End of Year or Period	$2,243,263	$1,149,310	$55,395,826	$50,903,024	$46,055,673	$41,195,787

(1) Unaudited.

(2) Operations commenced on May 2, 2012.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012

	Comstock		Dividend Growth		Equity Index
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$567,128	$-	$659,954	$-	$9,753,076
Realized gain on investments	623,862	2,399,499	400,830	538,536	4,050,042	5,760,612
Change in net unrealized appreciation on investments	4,759,649	1,992,821	5,092,076	3,452,820	53,121,961	44,057,415
Net Increase in Net Assets Resulting from Operations	5,383,511	4,959,448	5,492,906	4,651,310	57,172,003	59,571,103
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	1,292,224	2,459,578	1,478,142	2,530,826	10,445,799	21,351,648
Transfers between variable and fixed accounts, net	2,956,276	(51,433)	230,080	8,046,917	(2,263,585)	(738,718)
Policy maintenance charges	(1,035,021)	(1,941,000)	(1,172,008)	(2,108,368)	(10,871,512)	(21,266,865)
Policy benefits and terminations	(647,523)	(1,335,767)	(1,860,957)	(1,509,960)	(10,205,280)	(19,732,164)
Other	(93,731)	(92,465)	(80,298)	(325,479)	33,343	(1,354,922)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,472,225	(961,087)	(1,405,041)	6,633,936	(12,861,235)	(21,741,021)
NET INCREASE IN NET ASSETS	7,855,736	3,998,361	4,087,865	11,285,246	44,310,768	37,830,082
NET ASSETS
Beginning of Year or Period	30,850,534	26,852,173	41,086,893	29,801,647	423,040,083	385,210,001
End of Year or Period	$38,706,270	$30,850,534	$45,174,758	$41,086,893	$467,350,851	$423,040,083

	Focused 30		Growth		Large-Cap Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$-	$1,430,163	$-	$-
Realized gain (loss) on investments	667,683	5,405,525	(2,838,143)	52,953,944	983,101	6,057,037
Change in net unrealized appreciation (depreciation) on investments	1,204,770	503,878	17,347,217	(27,658,951)	2,945,167	(56,915)
Net Increase in Net Assets Resulting from Operations	1,872,453	5,909,403	14,509,074	26,725,156	3,928,268	6,000,122
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	1,019,856	2,328,085	4,476,427	10,972,606	1,233,288	2,893,946
Transfers between variable and fixed accounts, net	(2,178,661)	(8,402,636)	(3,500,393)	(5,552,993)	(733,565)	(1,329,445)
Policy maintenance charges	(815,008)	(1,813,052)	(4,996,945)	(10,236,159)	(1,157,740)	(3,067,130)
Policy benefits and terminations	(687,119)	(1,266,543)	(5,723,742)	(10,822,084)	(1,067,095)	(2,179,293)
Other	(139,757)	(249,924)	13,353	(548,475)	(31,460)	(384,499)
Net Decrease in Net Assets Derived from Policy Transactions	(2,800,689)	(9,404,070)	(9,731,300)	(16,187,105)	(1,756,572)	(4,066,421)
NET INCREASE (DECREASE) IN NET ASSETS	(928,236)	(3,494,667)	4,777,774	10,538,051	2,171,696	1,933,701
NET ASSETS
Beginning of Year or Period	24,337,096	27,831,763	161,823,725	151,285,674	35,574,260	33,640,559
End of Year or Period	$23,408,860	$24,337,096	$166,601,499	$161,823,725	$37,745,956	$35,574,260

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012

	Large-Cap Value		Long/Short Large-Cap		Main Street Core
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$1,767,421	$-	$44,402	$-	$1,536,847
Realized gain (loss) on investments	(398,431)	888,056	(40,252)	284,187	(622,033)	5,751,192
Change in net unrealized appreciation on investments	14,429,038	10,638,954	853,072	573,054	17,542,542	16,035,338
Net Increase in Net Assets Resulting from Operations	14,030,607	13,294,431	812,820	901,643	16,920,509	23,323,377
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	2,379,448	5,378,533	199,421	359,737	4,126,447	8,976,914
Transfers between variable and fixed accounts, net	(534,961)	1,838,572	1,801,511	(318,138)	(3,255,200)	(1,526,387)
Policy maintenance charges	(2,439,144)	(5,439,265)	(145,426)	(271,058)	(4,573,427)	(9,317,312)
Policy benefits and terminations	(2,900,383)	(4,437,215)	(60,056)	(85,406)	(4,401,187)	(9,472,958)
Other	(139,248)	(382,577)	2,918	(2,085)	(3,222)	(278,435)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,634,288)	(3,041,952)	1,798,368	(316,950)	(8,106,589)	(11,618,178)
NET INCREASE IN NET ASSETS	10,396,319	10,252,479	2,611,188	584,693	8,813,920	11,705,199
NET ASSETS
Beginning of Year or Period	91,817,015	81,564,536	5,432,352	4,847,659	152,244,951	140,539,752
End of Year or Period	$102,213,334	$91,817,015	$8,043,540	$5,432,352	$161,058,871	$152,244,951

	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$624,124	$-	$173,202	$-	$47,486
Realized gain (loss) on investments	(5,095,778)	9,785,630	1,057,874	12,190,805	120,114	(424,762)
Change in net unrealized appreciation (depreciation) on investments	17,383,128	(3,702,204)	4,679,228	(9,525,306)	849,887	1,143,132
Net Increase in Net Assets Resulting from Operations	12,287,350	6,707,550	5,737,102	2,838,701	970,001	765,856
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	2,635,680	6,031,378	1,300,194	3,042,335	332,205	486,165
Transfers between variable and fixed accounts, net	(4,220,129)	(6,352,117)	(1,159,577)	(582,238)	5,835,130	(2,033,933)
Policy maintenance charges	(2,359,712)	(5,192,618)	(1,122,439)	(2,432,892)	(229,657)	(348,694)
Policy benefits and terminations	(2,944,339)	(5,017,429)	(1,047,731)	(1,980,712)	(312,618)	(212,541)
Other	(120,310)	(383,107)	(137,149)	(275,395)	(25,206)	(24,443)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,008,810)	(10,913,893)	(2,166,702)	(2,228,902)	5,599,854	(2,133,446)
NET INCREASE (DECREASE) IN NET ASSETS	5,278,540	(4,206,343)	3,570,400	609,799	6,569,855	(1,367,590)
NET ASSETS
Beginning of Year or Period	89,338,004	93,544,347	39,722,714	39,112,915	4,409,364	5,776,954
End of Year or Period	$94,616,544	$89,338,004	$43,293,114	$39,722,714	$10,979,219	$4,409,364

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012

	Small-Cap Equity		Small-Cap Growth		Small-Cap Index
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$194,534	$-	$24,082	$-	$1,768,663
Realized gain (loss) on investments	90,421	(336,360)	487,587	3,959,814	(326,671)	(4,156,757)
Change in net unrealized appreciation (depreciation) on investments	1,335,248	1,716,887	3,699,111	(390,685)	26,568,206	27,335,418
Net Increase in Net Assets Resulting from Operations	1,425,669	1,575,061	4,186,698	3,593,211	26,241,535	24,947,324
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	414,599	810,264	1,030,310	2,132,545	3,718,918	8,191,145
Transfers between variable and fixed accounts, net	(630,763)	532,228	1,028,110	(1,427,264)	(115,822)	(8,625,870)
Policy maintenance charges	(321,176)	(614,538)	(879,663)	(1,762,877)	(4,686,291)	(8,957,098)
Policy benefits and terminations	(500,761)	(759,851)	(1,256,969)	(2,256,309)	(4,408,368)	(9,919,894)
Other	(48,931)	(29,099)	(51,391)	(9,526)	(253,710)	325,136
Net Decrease in Net Assets Derived from Policy Transactions	(1,087,032)	(60,996)	(129,603)	(3,323,431)	(5,745,273)	(18,986,581)
NET INCREASE IN NET ASSETS	338,637	1,514,065	4,057,095	269,780	20,496,262	5,960,743
NET ASSETS
Beginning of Year or Period	11,291,750	9,777,685	29,560,556	29,290,776	169,527,754	163,567,011
End of Year or Period	$11,630,387	$11,291,750	$33,617,651	$29,560,556	$190,024,016	$169,527,754

	Small-Cap Value		Value Advantage (2)		Health Sciences
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$1,063,276	$-		$-	$-
Realized gain (loss) on investments	1,126,337	5,096,283	-		2,390,721	3,816,584
Change in net unrealized appreciation (depreciation) on investments	5,624,785	(577,779)	13		5,700,128	2,186,324
Net Increase in Net Assets Resulting from Operations	6,751,122	5,581,780	13		8,090,849	6,002,908
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	1,691,067	3,499,293	-		1,011,534	2,062,480
Transfers between variable and fixed accounts, net	1,919,254	(1,204,616)	6,318		992,841	5,115,636
Policy maintenance charges	(1,384,758)	(2,917,454)	(87)		(942,893)	(1,536,805)
Policy benefits and terminations	(1,487,019)	(2,524,912)	-		(874,449)	(1,379,605)
Other	(336,951)	(465,741)	(1)		(198,132)	(205,757)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	401,593	(3,613,430)	6,230		(11,099)	4,055,949
NET INCREASE IN NET ASSETS	7,152,715	1,968,350	6,243		8,079,750	10,058,857
NET ASSETS
Beginning of Year or Period	53,476,889	51,508,539	-		31,845,428	21,786,571
End of Year or Period	$60,629,604	$53,476,889	$6,243		$39,925,178	$31,845,428

(1) Unaudited.

(2) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012

	Real Estate		Technology		Emerging Markets
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$1,042,308	$-	$-	$-	$978,123
Realized gain (loss) on investments	775,443	5,054,567	(335,904)	789,685	2,187,964	12,658,887
Change in net unrealized appreciation (depreciation) on investments	3,293,192	6,918,631	1,225,382	(7,909)	(7,128,549)	10,907,640
Net Increase (Decrease) in Net Assets Resulting from Operations	4,068,635	13,015,506	889,478	781,776	(4,940,585)	24,544,650
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	2,195,080	4,484,853	423,356	1,137,082	3,504,376	6,762,047
Transfers between variable and fixed accounts, net	2,045,079	(450,531)	107,072	259,988	(4,871,542)	2,556,767
Policy maintenance charges	(1,927,004)	(3,910,355)	(388,511)	(944,106)	(2,858,473)	(5,688,079)
Policy benefits and terminations	(2,084,359)	(3,252,475)	(474,880)	(947,193)	(2,865,380)	(4,488,193)
Other	(222,859)	(1,377,491)	14,258	(126,287)	(968,682)	(1,898,575)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,937	(4,505,999)	(318,705)	(620,516)	(8,059,701)	(2,756,033)
NET INCREASE (DECREASE) IN NET ASSETS	4,074,572	8,509,507	570,773	161,260	(13,000,286)	21,788,617
NET ASSETS
Beginning of Year or Period	90,620,090	82,110,583	12,956,742	12,795,482	136,308,739	114,520,122
End of Year or Period	$94,694,662	$90,620,090	$13,527,515	$12,956,742	$123,308,453	$136,308,739

	International Large-Cap		International Small-Cap		International Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$2,031,912	$-	$217,520	$-	$3,944,660
Realized loss on investments	(834,789)	(8,045,091)	(313,924)	(284,271)	(6,949,090)	(12,162,305)
Change in net unrealized appreciation on investments	2,908,853	33,261,604	898,864	1,450,183	9,996,758	26,844,954
Net Increase in Net Assets Resulting from Operations	2,074,064	27,248,425	584,940	1,383,432	3,047,668	18,627,309
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	3,376,784	6,747,891	330,327	731,585	4,059,234	7,917,772
Transfers between variable and fixed accounts, net	(1,667,521)	990,450	612,350	107,630	936,426	7,038,057
Policy maintenance charges	(3,182,578)	(7,161,184)	(298,004)	(515,800)	(3,358,256)	(6,354,094)
Policy benefits and terminations	(2,633,963)	(4,377,908)	(311,556)	(318,187)	(3,980,661)	(6,469,207)
Other	(11,505,301)	(2,367,199)	(42,822)	(29,188)	(176,241)	(342,633)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(15,612,579)	(6,167,950)	290,295	(23,960)	(2,519,498)	1,789,895
NET INCREASE (DECREASE) IN NET ASSETS	(13,538,515)	21,080,475	875,235	1,359,472	528,170	20,417,204
NET ASSETS
Beginning of Year or Period	143,146,703	122,066,228	8,493,563	7,134,091	124,479,601	104,062,397
End of Year or Period	$129,608,188	$143,146,703	$9,368,798	$8,493,563	$125,007,771	$124,479,601

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012

	Currency Strategies (2)		Global Absolute Return (2)		Precious Metals (2)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-		$-		$-
Realized gain (loss) on investments	7		(89)		(22)
Change in net unrealized appreciation (depreciation) on investments	1,451		(37,169)		(42,353)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,458		(37,258)		(42,375)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	1,414		891		7,208
Transfers between variable and fixed accounts, net	46,440		1,188,505		268,379
Policy maintenance charges	(238)		(5,130)		(627)
Policy benefits and terminations	-		(4,953)		-
Other	(1)		(1,257)		10
Net Increase in Net Assets Derived from Policy Transactions	47,615		1,178,056		274,970
NET INCREASE IN NET ASSETS	49,073		1,140,798		232,595
NET ASSETS
Beginning of Period	-		-		-
End of Period	$49,073		$1,140,798		$232,595

	American Funds Asset Allocation		Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$121,575	$-	$36,252	$-	$105,471
Realized gain on investments	66,132	220,627	1,337	104,660	60,528	227,869
Change in net unrealized appreciation on investments	773,270	560,914	59,595	56,669	308,819	331,121
Net Increase in Net Assets Resulting from Operations	839,402	903,116	60,932	197,581	369,347	664,461
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	712,146	785,609	133,861	231,006	500,652	689,882
Transfers between variable and fixed accounts, net	3,139,491	1,176,521	60,143	490,537	3,852,997	963,189
Policy maintenance charges	(394,811)	(610,615)	(95,097)	(179,273)	(448,167)	(514,881)
Policy benefits and terminations	(123,654)	(494,512)	(118,279)	(164,995)	(126,513)	(81,283)
Other	(127,379)	(68,254)	(5,915)	236,276	(63,935)	(73,181)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,205,793	788,749	(25,287)	613,551	3,715,034	983,726
NET INCREASE IN NET ASSETS	4,045,195	1,691,865	35,645	811,132	4,084,381	1,648,187
NET ASSETS
Beginning of Year or Period	7,282,857	5,590,992	2,611,762	1,800,630	7,419,437	5,771,250
End of Year or Period	$11,328,052	$7,282,857	$2,647,407	$2,611,762	$11,503,818	$7,419,437
(1) Unaudited.

(2) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012

	Pacific Dynamix - Growth		Portfolio Optimization Conservative		Portfolio Optimization Moderate-Conservative
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$140,893	$-	$685,813	$-	$1,143,475
Realized gain on investments	69,961	394,215	350,098	173,195	345,324	570,330
Change in net unrealized appreciation (depreciation) on investments	646,944	579,284	(391,056)	1,416,710	574,062	3,965,912
Net Increase (Decrease) in Net Assets Resulting from Operations	716,905	1,114,392	(40,958)	2,275,718	919,386	5,679,717
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	782,581	956,797	901,727	1,721,215	1,408,458	3,622,740
Transfers between variable and fixed accounts, net	563,711	2,045,702	(1,437,134)	5,952,679	(821,312)	1,398,196
Policy maintenance charges	(320,014)	(467,779)	(894,099)	(1,663,784)	(1,544,923)	(3,384,641)
Policy benefits and terminations	(80,918)	(186,817)	(771,054)	(1,063,392)	(519,674)	(5,494,647)
Other	(297,932)	(316,328)	(55,365)	(125,548)	(443,116)	(277,124)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	647,428	2,031,575	(2,255,925)	4,821,170	(1,920,567)	(4,135,476)
NET INCREASE (DECREASE) IN NET ASSETS	1,364,333	3,145,967	(2,296,883)	7,096,888	(1,001,181)	1,544,241
NET ASSETS
Beginning of Year or Period	10,396,989	7,251,022	29,150,617	22,053,729	51,103,408	49,559,167
End of Year or Period	$11,761,322	$10,396,989	$26,853,734	$29,150,617	$50,102,227	$51,103,408

	Portfolio Optimization Moderate		Portfolio Optimization Growth		Portfolio Optimization Aggressive-Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$4,133,528	$-	$4,423,298	$-	$1,400,333
Realized gain on investments	1,126,035	843,461	877,451	1,068,820	554,860	467,605
Change in net unrealized appreciation on investments	6,737,930	19,041,195	13,795,036	27,660,843	6,561,366	12,018,425
Net Increase in Net Assets Resulting from Operations	7,863,965	24,018,184	14,672,487	33,152,961	7,116,226	13,886,363
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	9,413,390	18,447,228	12,177,041	27,065,214	6,706,767	12,031,971
Transfers between variable and fixed accounts, net	4,530,816	3,623,289	7,012,200	(7,435,679)	1,870,168	(5,051,485)
Policy maintenance charges	(6,854,043)	(13,913,992)	(8,539,068)	(17,631,056)	(3,604,003)	(7,584,583)
Policy benefits and terminations	(6,789,720)	(10,861,232)	(4,783,025)	(14,908,194)	(2,117,342)	(5,476,749)
Other	(826,883)	(617,363)	(941,026)	(775,814)	(553,790)	79,038
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(526,440)	(3,322,070)	4,926,122	(13,685,529)	2,301,800	(6,001,808)
NET INCREASE IN NET ASSETS	7,337,525	20,696,114	19,598,609	19,467,432	9,418,026	7,884,555
NET ASSETS
Beginning of Year or Period	207,291,815	186,595,701	260,595,899	241,128,467	101,450,510	93,565,955
End of Year or Period	$214,629,340	$207,291,815	$280,194,508	$260,595,899	$110,868,536	$101,450,510

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year/Period Ended December 31, 2012	Period Ended June 30, 2013 (1)	Period Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012

	Invesco V.I. International Growth Series II (2)		American Century VP Mid Cap Value Class II (3)		BlackRock Basic Value V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$11,537	$31,464	$19,954	$-	$188,694
Realized gain on investments	27,439	3,929	143,441	27,401	298,496	939,431
Change in net unrealized appreciation (depreciation) on investments	(15,261)	86,772	380,618	95,683	2,019,871	511,113
Net Increase in Net Assets Resulting from Operations	12,178	102,238	555,523	143,038	2,318,367	1,639,238
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	41,091	23,205	33,392	3,907	597,514	665,959
Transfers between variable and fixed accounts, net	1,210,419	1,821,313	2,319,839	3,040,633	1,166,091	(595,807)
Policy maintenance charges	(75,642)	(28,985)	(66,110)	(13,268)	(330,572)	(653,866)
Policy benefits and terminations	(4,541)	(7,315)	(189,100)	(319)	(294,571)	(959,121)
Other	(2,375)	(17,202)	(66,837)	197	(17,194)	(180,834)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,168,952	1,791,016	2,031,184	3,031,150	1,121,268	(1,723,669)
NET INCREASE (DECREASE) IN NET ASSETS	1,181,130	1,893,254	2,586,707	3,174,188	3,439,635	(84,431)
NET ASSETS
Beginning of Year or Period	1,893,254	-	3,174,188	-	12,290,939	12,375,370
End of Year or Period	$3,074,384	$1,893,254	$5,760,895	$3,174,188	$15,730,574	$12,290,939

	BlackRock Global Allocation V.I. Class III		Dreyfus Appreciation Service Shares (4)		Fidelity VIP Contrafund Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$713,483	$5,473		$-	$503,706
Realized gain (loss) on investments	396,457	1,917,317	(160)		534,341	(235,944)
Change in net unrealized appreciation (depreciation) on investments	1,726,944	1,659,427	(53,253)		4,540,727	7,102,563
Net Increase (Decrease) in Net Assets Resulting from Operations	2,123,401	4,290,227	(47,940)		5,075,068	7,370,325
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,400,829	3,993,832	826		1,514,448	3,183,362
Transfers between variable and fixed accounts, net	1,080,706	2,425,528	1,086,911		288,197	(7,457,982)
Policy maintenance charges	(1,555,191)	(3,070,833)	(5,027)		(1,247,031)	(2,743,577)
Policy benefits and terminations	(975,275)	(2,695,561)	(5,059)		(972,414)	(2,240,422)
Other	(133,618)	(651,483)	(1,267)		(141,329)	(317,903)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	817,451	1,483	1,076,384		(558,129)	(9,576,522)
NET INCREASE (DECREASE) IN NET ASSETS	2,940,852	4,291,710	1,028,444		4,516,939	(2,206,197)
NET ASSETS
Beginning of Year or Period	48,897,804	44,606,094	-		45,491,726	47,697,923
End of Year or Period	$51,838,656	$48,897,804	$1,028,444		$50,008,665	$45,491,726

(1) Unaudited.

(2) Operations commenced on May 31, 2012.

(3) Operations commenced on June 4, 2012.

(4) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012

	Fidelity VIP Freedom Income Service Class 2		Fidelity VIP Freedom 2010 Service Class 2		Fidelity VIP Freedom 2015 Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$101	$13,973	$-	$13,789	$620	$42,710
Realized gain on investments	9,318	50,601	10,865	83,048	38,262	210,848
Change in net unrealized appreciation on investments	312	2,485	22,962	87,825	61,824	73,870
Net Increase in Net Assets Resulting from Operations	9,731	67,059	33,827	184,662	100,706	327,428
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	47,321	79,817	60,080	159,358	128,577	290,116
Transfers between variable and fixed accounts, net	215,196	266,794	(113,545)	(1,180,956)	8,878	(485,602)
Policy maintenance charges	(31,472)	(64,346)	(31,940)	(118,714)	(57,832)	(137,204)
Policy benefits and terminations	(15,341)	(159,843)	(1,808)	(18,206)	(34,099)	(405,950)
Other	1,909	910	-	(9,663)	562	3,794
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	217,613	123,332	(87,213)	(1,168,181)	46,086	(734,846)
NET INCREASE (DECREASE) IN NET ASSETS	227,344	190,391	(53,386)	(983,519)	146,792	(407,418)
NET ASSETS
Beginning of Year or Period	1,155,731	965,340	845,473	1,828,992	2,467,460	2,874,878
End of Year or Period	$1,383,075	$1,155,731	$792,087	$845,473	$2,614,252	$2,467,460

	Fidelity VIP Freedom 2020 Service Class 2		Fidelity VIP Freedom 2025 Service Class 2		Fidelity VIP Freedom 2030 Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$1,268	$123,690	$-	$75,801	$1,825	$119,779
Realized gain (loss) on investments	94,450	217,236	218,066	(85,218)	90,051	83,067
Change in net unrealized appreciation on investments	249,750	247,839	98,563	698,844	366,067	248,068
Net Increase in Net Assets Resulting from Operations	345,468	588,765	316,629	689,427	457,943	450,914
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	223,811	612,336	290,723	412,941	329,707	655,786
Transfers between variable and fixed accounts, net	284,999	2,432,084	481,452	220,082	321,629	3,212,386
Policy maintenance charges	(209,017)	(281,766)	(170,237)	(296,067)	(203,732)	(249,951)
Policy benefits and terminations	(79,568)	(92,398)	(591,116)	(476,284)	(44,599)	(121,203)
Other	(20,096)	16,774	2,905	(50,749)	(19,152)	290
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	200,129	2,687,030	13,727	(190,077)	383,853	3,497,308
NET INCREASE IN NET ASSETS	545,597	3,275,795	330,356	499,350	841,796	3,948,222
NET ASSETS
Beginning of Year or Period	7,007,998	3,732,203	4,806,081	4,306,731	6,442,203	2,493,981
End of Year or Period	$7,553,595	$7,007,998	$5,136,437	$4,806,081	$7,283,999	$6,442,203

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year/Period Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year/Period Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year/Period Ended December 31, 2012

	Fidelity VIP Freedom 2035 Service Class 2 (2)		Fidelity VIP Freedom 2045 Service Class 2 (3)		Fidelity VIP Growth Service Class 2
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income	$36	$1,520	$1,111	$2,700	$-	$15,905
Realized gain on investments	2,059	362	13,807	1,336	103,909	415,573
Change in net unrealized appreciation on investments	7,681	154	8,663	1,326	406,504	219,219
Net Increase in Net Assets Resulting from Operations	9,776	2,036	23,581	5,362	510,413	650,697
INCREASE (DECREASE) IN NET
ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	15,459	8,513	8,027	10,254	176,647	296,928
Transfers between variable and fixed accounts, net	213,163	75,721	177,747	137,193	70,490	(186,210)
Policy maintenance charges	(4,972)	(2,045)	(25,078)	(6,400)	(117,295)	(244,059)
Policy benefits and terminations	(830)	-	-	-	(126,476)	(764,056)
Other	(48)	(1)	14	2	(13,437)	(50,672)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	222,772	82,188	160,710	141,049	(10,071)	(948,069)
NET INCREASE (DECREASE) IN NET ASSETS	232,548	84,224	184,291	146,411	500,342	(297,372)
NET ASSETS
Beginning of Year or Period	84,224	-	146,411	-	4,368,280	4,665,652
End of Year or Period	$316,772	$84,224	$330,702	$146,411	$4,868,622	$4,368,280

	Fidelity VIP Mid Cap Service Class 2		Fidelity VIP Value Strategies Service Class 2		Templeton Foreign Securities Class 2 (4)
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income	$-	$119,644	$-	$14,441	$66,270	$2,676
Realized gain on investments	1,083,313	2,360,622	649,939	157,203	67,188	9,754
Change in net unrealized appreciation (depreciation) on investments	2,596,118	1,793,474	(27,678)	628,635	(113,073)	51,873
Net Increase in Net Assets Resulting from Operations	3,679,431	4,273,740	622,261	800,279	20,385	64,303
INCREASE (DECREASE) IN NET
ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,165,494	1,855,780	217,759	348,282	44,264	12,999
Transfers between variable and fixed accounts, net	(2,569,067)	(2,271,520)	389,791	691,334	1,674,030	1,098,384
Policy maintenance charges	(685,739)	(1,424,229)	(147,514)	(231,335)	(57,448)	(10,044)
Policy benefits and terminations	(579,195)	(1,128,967)	(271,570)	(347,747)	(47,842)	(20,989)
Other	(112,180)	(317,311)	(17,056)	(25,565)	(10,807)	(1,745)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,780,687)	(3,286,247)	171,410	434,969	1,602,197	1,078,605
NET INCREASE IN NET ASSETS	898,744	987,493	793,671	1,235,248	1,622,582	1,142,908
NET ASSETS
Beginning of Year or Period	31,002,299	30,014,806	4,068,095	2,832,847	1,142,908	-
End of Year or Period	$31,901,043	$31,002,299	$4,861,766	$4,068,095	$2,765,490	$1,142,908

(1) Unaudited.

(2) Operations commenced on August 1, 2012.

(3) Operations commenced on June 4, 2012.

(4) Operations commenced on May 18, 2012.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012

	Templeton Global Bond Securities Class 2		GE Investments Total Return Class 3		Janus Apsen Series Overseas Service Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$2,193,895	$2,248,628	$-	$12,103	$774,192	$208,896
Realized gain (loss) on investments	541,782	(43,272)	12,887	(5,586)	(959,328)	2,343,576
Change in net unrealized appreciation (depreciation) on investments	(3,532,029)	2,803,611	27,775	55,335	(620,222)	1,219,324
Net Increase (Decrease) in Net Assets Resulting from Operations	(796,352)	5,008,967	40,662	61,852	(805,358)	3,771,796
INCREASE (DECREASE) IN NET
ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,597,761	2,297,102	90,675	92,984	1,073,480	2,404,760
Transfers between variable and fixed accounts, net	2,485,143	10,700,281	201,866	420,978	(2,383,901)	(7,383,122)
Policy maintenance charges	(1,069,570)	(1,768,321)	(37,777)	(68,080)	(617,459)	(1,454,880)
Policy benefits and terminations	(2,179,364)	(828,169)	(66,583)	(31,914)	(293,909)	(1,431,417)
Other	64,472	115,064	(14,983)	(6,895)	(39,318)	(215,797)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	898,442	10,515,957	173,198	407,073	(2,261,107)	(8,080,456)
NET INCREASE (DECREASE) IN NET ASSETS	102,090	15,524,924	213,860	468,925	(3,066,465)	(4,308,660)
NET ASSETS
Beginning of Year or Period	44,844,075	29,319,151	915,384	446,459	29,892,179	34,200,839
End of Year or Period	$44,946,165	$44,844,075	$1,129,244	$915,384	$26,825,714	$29,892,179

	Janus Apsen Series Enterprise Service Shares		Lazard Retirement U.S. Strategic Equity Service Class		ClearBridge Variable Aggressive Growth - Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$16,653	$-	$-	$10,119	$664	$2,926
Realized gain on investments	385,407	339,515	54,374	72,158	155,268	156,390
Change in net unrealized appreciation on investments	153,075	250,273	63,683	34,015	485,672	90,054
Net Increase in Net Assets Resulting from Operations	555,135	589,788	118,057	116,292	641,604	249,370
INCREASE (DECREASE) IN NET
ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	112,832	220,715	60,746	114,027	234,135	372,907
Transfers between variable and fixed accounts, net	62,222	706,428	67,058	106,284	2,751,171	276,920
Policy maintenance charges	(112,065)	(199,032)	(46,059)	(73,709)	(148,309)	(149,326)
Policy benefits and terminations	(91,592)	(99,221)	(114,587)	(46,052)	(35,545)	(36,324)
Other	(13,536)	(15,763)	(49,979)	3,859	2,951	(195,096)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(42,139)	613,127	(82,821)	104,409	2,804,403	269,081
NET INCREASE IN NET ASSETS	512,996	1,202,915	35,236	220,701	3,446,007	518,451
NET ASSETS
Beginning of Year or Period	4,419,001	3,216,086	924,787	704,086	1,971,072	1,452,621
End of Year or Period	$4,931,997	$4,419,001	$960,023	$924,787	$5,417,079	$1,971,072

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year/Period Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012

	ClearBridge Variable Mid Cap Core - Class II		Lord Abbett Developing Growth Class VC (2)		Lord Abbett Fundamental Equity Class VC
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$6,367	$57,271	$-	$-	$-	$73,646
Realized gain on investments	84,571	435,704	9,723	2,876	101,207	282,452
Change in net unrealized appreciation (depreciation) on investments	1,185,320	746,609	60,052	(3,372)	2,243,509	1,196,982
Net Increase (Decrease) in Net Assets Resulting from Operations	1,276,258	1,239,584	69,775	(496)	2,344,716	1,553,080
INCREASE (DECREASE) IN NET
ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	231,964	279,762	19,452	1,828	137,083	292,578
Transfers between variable and fixed accounts, net	1,130,078	1,868,931	1,010,351	42,889	1,418,236	(9,859)
Policy maintenance charges	(250,750)	(449,153)	(9,148)	(2,156)	(191,416)	(333,124)
Policy benefits and terminations	(11,778)	(85,916)	(2,578)	-	(95,291)	(172,376)
Other	(25,917)	(34,450)	410	(50)	(18,217)	(2,534,436)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,073,597	1,579,174	1,018,487	42,511	1,250,395	(2,757,217)
NET INCREASE (DECREASE) IN NET ASSETS	2,349,855	2,818,758	1,088,262	42,015	3,595,111	(1,204,137)
NET ASSETS
Beginning of Year or Period	8,639,373	5,820,615	42,015	-	13,581,125	14,785,262
End of Year or Period	$10,989,228	$8,639,373	$1,130,277	$42,015	$17,176,236	$13,581,125

	Lord Abbett Total Return Class VC (3)		I		II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-		$249,412	$1,149,831	$126,892	$15,335
Realized gain (loss) on investments	(53)		(1,693,103)	(8,085,784)	493,689	413,633
Change in net unrealized appreciation (depreciation) on investments	(1,549)		1,647,031	17,886,160	2,636,672	5,205,398
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,602)		203,340	10,950,207	3,257,253	5,634,366
INCREASE (DECREASE) IN NET
ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	-		1,746,981	3,138,874	941,337	2,079,361
Transfers between variable and fixed accounts, net	77,619		2,101,941	(5,753,465)	(129,463)	80,926
Policy maintenance charges	(489)		(1,169,847)	(2,481,854)	(785,514)	(1,780,972)
Policy benefits and terminations	-		(1,268,945)	(2,242,864)	(535,384)	(1,135,395)
Other	-		(124,125)	(153,597)	96,859	(238,455)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	77,130		1,286,005	(7,492,906)	(412,165)	(994,535)
NET INCREASE IN NET ASSETS	75,528		1,489,345	3,457,301	2,845,088	4,639,831
NET ASSETS
Beginning of Year or Period	-		58,821,199	55,363,898	33,895,638	29,255,807
End of Year or Period	$75,528		$60,310,544	$58,821,199	$36,740,726	$33,895,638

(1) Unaudited.

(2) Operations commenced on May 22, 2012.

(3) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012

	III		V		MFS New Discovery Series Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$126,825	$221,586	$151,614	$-	$-
Realized gain (loss) on investments	905,067	2,251,456	1,034,983	978,540	(132,419)	232,318
Change in net unrealized appreciation on investments	6,036,793	3,984,929	1,069,465	1,779,629	1,336,179	836,175
Net Increase in Net Assets Resulting from Operations	6,941,860	6,363,210	2,326,034	2,909,783	1,203,760	1,068,493
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	962,631	2,281,089	555,444	1,156,956	222,766	420,931
Transfers between variable and fixed accounts, net	(631,840)	(1,812,209)	(1,166,220)	(4,262,133)	1,100,445	595,332
Policy maintenance charges	(845,326)	(1,674,736)	(434,670)	(987,258)	(168,371)	(265,831)
Policy benefits and terminations	(670,265)	(1,204,442)	(521,831)	(691,182)	(35,670)	(242,406)
Other	(897)	(257,838)	(30,140)	(178,671)	(91,964)	(190,911)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,185,697)	(2,668,136)	(1,597,417)	(4,962,288)	1,027,206	317,115
NET INCREASE (DECREASE) IN NET ASSETS	5,756,163	3,695,074	728,617	(2,052,505)	2,230,966	1,385,608
NET ASSETS
Beginning of Year or Period	40,942,152	37,247,078	16,449,256	18,501,761	6,337,595	4,951,987
End of Year or Period	$46,698,315	$40,942,152	$17,177,873	$16,449,256	$8,568,561	$6,337,595

	MFS Utilities Series Service Class		Neuberger Berman Socially Responsive I Class (2)		Oppenheimer Global Fund/VA Service Shares (2)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$982,341	$-		$99
Realized gain (loss) on investments	325,408	1,095,488	408		(1)
Change in net unrealized appreciation (depreciation) on investments	1,151,029	(154,978)	(738)		150
Net Increase (Decrease) in Net Assets Resulting from Operations	1,476,437	1,922,851	(330)		248
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	265,368	620,670	846		1,930
Transfers between variable and fixed accounts, net	914,952	(3,357,102)	44,633		36,406
Policy maintenance charges	(304,699)	(702,137)	(329)		(93)
Policy benefits and terminations	(340,493)	(568,057)	-		-
Other	13,934	(71,099)	(402)		-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	549,062	(4,077,725)	44,748		38,243
NET INCREASE (DECREASE) IN NET ASSETS	2,025,499	(2,154,874)	44,418		38,491
NET ASSETS
Beginning of Year or Period	15,505,053	17,659,927	-		-
End of Year or Period	$17,530,552	$15,505,053	$44,418		$38,491

(1) Unaudited.

(2) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012

	PIMCO Global Multi-Asset - Advisor Class		Royce Micro-Cap Service Class		T. Rowe Price Blue Chip Growth - II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$139,713	$362,585	$-	$-	$-	$-
Realized gain (loss) on investments	18,564	(364,924)	(4,370)	(107,884)	2,045,851	1,621,103
Change in net unrealized appreciation (depreciation) on investments	(803,879)	965,972	49,551	168,157	1,635,190	2,087,581
Net Increase (Decrease) in Net Assets Resulting from Operations	(645,602)	963,633	45,181	60,273	3,681,041	3,708,684
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	551,973	794,405	62,932	110,630	2,159,737	1,587,425
Transfers between variable and fixed accounts, net	(2,305,842)	(1,893,348)	134,453	323,985	(2,654,356)	15,857,663
Policy maintenance charges	(265,378)	(594,833)	(38,071)	(81,820)	(744,721)	(1,182,019)
Policy benefits and terminations	(200,399)	(1,177,113)	(44,204)	(126,481)	(743,823)	(824,760)
Other	(54,075)	(25,870)	(9,589)	(37,085)	(128,903)	(152,752)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,273,721)	(2,896,759)	105,521	189,229	(2,112,066)	15,285,557
NET INCREASE (DECREASE) IN NET ASSETS	(2,919,323)	(1,933,126)	150,702	249,502	1,568,975	18,994,241
NET ASSETS
Beginning of Year or Period	11,164,519	13,097,645	1,574,328	1,324,826	34,532,015	15,537,774
End of Year or Period	$8,245,196	$11,164,519	$1,725,030	$1,574,328	$36,100,990	$34,532,015

	T. Rowe Price Equity Income - II		Van Eck VIP Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$352,908	$906,091	$399,691	$386,684
Realized gain on investments	1,584,401	2,769,362	4,238,995	2,280,951
Change in net unrealized appreciation (depreciation) on investments	4,375,113	3,542,380	(7,442,127)	(429,974)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,312,422	7,217,833	(2,803,441)	2,237,661
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	2,634,803	2,614,758	1,545,264	3,427,626
Transfers between variable and fixed accounts, net	2,091,730	(5,429,605)	(4,085,058)	(2,311,080)
Policy maintenance charges	(1,062,935)	(2,015,916)	(1,415,457)	(2,982,172)
Policy benefits and terminations	(722,703)	(1,380,684)	(1,362,304)	(2,417,692)
Other	(63,613)	(10,288)	(62,778)	(318,663)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,877,282	(6,221,735)	(5,380,333)	(4,601,981)
NET INCREASE (DECREASE) IN NET ASSETS	9,189,704	996,098	(8,183,774)	(2,364,320)
NET ASSETS
Beginning of Year or Period	43,941,614	42,945,516	61,998,655	64,362,975
End of Year or Period	$53,131,318	$43,941,614	$53,814,881	$61,998,655

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values ("AUV"), units outstanding, net assets, expense ratios, investment income ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Cash Management
01/01/2013 - 06/30/2013 (Unaudited)	$23.40	7,792,385	$182,371,374	0.00%	0.00%	0.00%
2012(5)	23.40	8,405,119	196,711,710	0.00%	0.00%	0.00%
2011	23.40	9,807,833	229,540,525	0.00%	0.00%	0.00%
2010	23.40	9,729,669	227,712,157	0.00%	0.01%	(0.05%)
2009	23.42	12,533,277	293,482,779	0.00%	0.25%	0.17%
2008	23.38	12,712,480	297,173,335	0.00%	2.15%	2.36%
Diversified Bond
01/01/2013 - 06/30/2013 (Unaudited)	$13.60	1,365,628	$18,571,937	0.00%	0.00%	(2.23%)
2012	13.91	1,387,052	19,294,304	0.00%	3.18%	8.37%
2011	12.84	1,163,981	14,941,102	0.00%	14.42%	5.94%
2010	12.12	3,791,432	45,938,881	0.00%	3.22%	8.04%
2009	11.21	2,677,541	30,027,134	0.00%	3.80%	14.13%
2008	9.83	2,379,452	23,379,628	0.00%	3.84%	(7.80%)
Floating Rate Income (6)
05/01/2013 - 06/30/2013 (Unaudited)	$9.90	16,380	$162,099	0.00%	0.00%	(1.04%)
Floating Rate Loan
01/01/2013 - 06/30/2013 (Unaudited)	$10.47	1,455,744	$15,243,548	0.00%	0.00%	2.12%
2012	10.25	1,087,279	11,148,674	0.00%	5.83%	8.10%
2011	9.49	726,283	6,889,231	0.00%	17.98%	2.50%
2010	9.25	1,809,305	16,743,085	0.00%	4.72%	7.27%
2009	8.63	1,711,048	14,760,251	0.00%	5.08%	24.31%
2008	6.94	1,012,929	7,029,314	0.00%	6.98%	(29.28%)
High Yield Bond
01/01/2013 - 06/30/2013 (Unaudited)	$59.68	1,513,742	$90,344,107	0.00%	0.00%	0.60%
2012	59.32	1,669,968	99,069,388	0.00%	6.75%	15.30%
2011	51.45	1,670,019	85,927,432	0.00%	11.61%	3.42%
2010	49.75	1,872,440	93,159,865	0.00%	7.72%	14.52%
2009	43.44	2,237,443	97,202,439	0.00%	7.99%	39.87%
2008	31.06	2,132,137	66,223,004	0.00%	8.71%	(22.20%)
Inflation Managed
01/01/2013 - 06/30/2013 (Unaudited)	$56.55	2,202,952	$124,576,161	0.00%	0.00%	(7.88%)
2012	61.39	2,476,283	152,013,497	0.00%	2.31%	9.87%
2011	55.87	2,624,196	146,625,982	0.00%	5.57%	11.85%
2010	49.95	3,620,675	180,867,220	0.00%	1.99%	8.78%
2009	45.92	3,815,481	175,218,196	0.00%	4.10%	20.80%
2008	38.02	4,059,495	154,324,441	0.00%	2.85%	(9.34%)
Inflation Protected
01/01/2013 - 06/30/2013 (Unaudited)	$10.52	129,563	$1,363,448	0.00%	0.00%	(7.72%)
2012	11.40	113,063	1,289,369	0.00%	0.44%	5.51%
05/03/2011 - 12/31/2011	10.81	118,662	1,282,543	0.00%	9.29%	8.02%
Managed Bond
01/01/2013 - 06/30/2013 (Unaudited)	$61.00	5,722,512	$349,062,457	0.00%	0.00%	(3.24%)
2012	63.04	5,960,420	375,765,099	0.00%	5.08%	10.72%
2011	56.94	6,113,636	348,099,793	0.00%	5.13%	3.84%
2010	54.83	8,533,863	467,929,988	0.00%	3.43%	8.96%
2009	50.32	8,992,559	452,533,114	0.00%	6.81%	21.01%
2008	41.59	9,106,840	378,720,069	0.00%	4.41%	(1.71%)
Short Duration Bond
01/01/2013 - 06/30/2013 (Unaudited)	$12.50	4,336,179	$54,181,407	0.00%	0.00%	(0.42%)
2012	12.55	4,052,416	50,850,100	0.00%	0.79%	3.19%
2011	12.16	4,110,452	49,983,055	0.00%	3.26%	0.87%
2010	12.05	5,041,165	60,769,943	0.00%	1.54%	3.40%
2009	11.66	3,846,075	44,837,724	0.00%	3.13%	8.66%
2008	10.73	3,900,654	41,850,977	0.00%	3.87%	(5.09%)
Emerging Markets Debt
01/01/2013 - 06/30/2013 (Unaudited)	$10.25	218,836	$2,243,263	0.00%	0.00%	(7.31%)
05/02/2012 - 12/31/2012	11.06	103,918	1,149,310	0.00%	8.50%	10.60%
American Funds Growth
01/01/2013 - 06/30/2013 (Unaudited)	$16.64	3,328,140	$55,395,826	0.00%	0.00%	9.98%
2012	15.13	3,363,540	50,903,024	0.00%	0.17%	17.45%
2011	12.89	3,728,587	48,043,569	0.00%	0.19%	(4.66%)
2010 (5)	13.51	4,956,516	66,985,476	0.00%	0.00%	18.26%
2009	11.43	5,195,477	59,372,649	0.00%	0.13%	38.86%
2008	8.23	5,627,232	46,308,882	0.00%	0.60%	(44.19%)
American Funds Growth-Income
01/01/2013 - 06/30/2013 (Unaudited)	$15.14	3,041,577	$46,055,673	0.00%	0.00%	11.53%
2012	13.58	3,034,288	41,195,787	0.00%	1.14%	17.06%
2011	11.60	3,128,493	36,283,431	0.00%	0.80%	(2.24%)
2010 (5)	11.86	4,900,290	58,132,621	0.00%	0.00%	11.03%
2009	10.68	5,610,441	59,947,385	0.00%	1.26%	30.74%
2008	8.17	5,619,154	45,924,261	0.00%	1.41%	(38.08%)

See Notes to Financial Statements	F-26	See explanation of references on F-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Comstock
01/01/2013 - 06/30/2013 (Unaudited)	$15.89	2,435,907	$38,706,270	0.00%	0.00%	17.26%
2012	13.55	2,276,703	30,850,534	0.00%	1.94%	18.54%
2011	11.43	2,349,076	26,852,173	0.00%	6.47%	(2.11%)
2010	11.68	5,245,577	61,251,900	0.00%	1.25%	15.42%
2009	10.12	6,250,352	63,233,426	0.00%	1.52%	28.68%
2008	7.86	5,767,472	45,345,266	0.00%	2.02%	(36.79%)
Dividend Growth
01/01/2013 - 06/30/2013 (Unaudited)	$17.70	2,552,404	$45,174,758	0.00%	0.00%	13.43%
2012	15.60	2,633,172	41,086,893	0.00%	1.84%	14.55%
2011	13.62	2,187,849	29,801,647	0.00%	2.88%	3.27%
2010	13.19	3,364,536	44,378,646	0.00%	0.97%	10.77%
2009	11.91	2,937,995	34,983,770	0.00%	1.66%	32.40%
2008	8.99	3,700,234	33,277,837	0.00%	1.04%	(39.07%)
Equity Index
01/01/2013 - 06/30/2013 (Unaudited)	$69.30	6,743,910	$467,350,851	0.00%	0.00%	13.70%
2012	60.95	6,940,882	423,040,083	0.00%	2.39%	15.77%
2011	52.65	7,316,815	385,210,001	0.00%	2.87%	1.82%
2010	51.70	8,351,318	431,802,329	0.00%	1.97%	14.81%
2009	45.04	9,693,106	436,544,053	0.00%	1.79%	26.36%
2008	35.64	9,749,024	347,463,802	0.00%	2.00%	(37.35%)
Focused 30
01/01/2013 - 06/30/2013 (Unaudited)	$16.34	1,432,837	$23,408,860	0.00%	0.00%	7.96%
2012	15.13	1,608,194	24,337,096	0.00%	0.00%	23.21%
2011	12.28	2,265,926	27,831,763	0.00%	0.00%	(9.70%)
2010	13.60	2,855,173	38,834,565	0.00%	0.00%	10.35%
2009	12.33	2,819,667	34,755,997	0.00%	0.00%	50.43%
2008	8.19	3,634,894	29,783,940	0.00%	0.05%	(50.14%)
Growth
01/01/2013 - 06/30/2013 (Unaudited)	$54.93	3,032,840	$166,601,499	0.00%	0.00%	9.11%
2012	50.35	3,214,140	161,823,725	0.00%	0.89%	18.24%
2011	42.58	3,552,818	151,285,674	0.00%	1.01%	(6.06%)
2010	45.33	4,365,102	197,865,242	0.00%	1.09%	11.24%
2009	40.75	4,914,745	200,271,001	0.00%	1.07%	37.28%
2008	29.68	5,471,535	162,407,213	0.00%	0.49%	(40.95%)
Large-Cap Growth
01/01/2013 - 06/30/2013 (Unaudited)	$9.61	3,927,285	$37,745,956	0.00%	0.00%	11.26%
2012	8.64	4,118,212	35,574,260	0.00%	0.00%	18.23%
2011	7.31	4,604,383	33,640,559	0.00%	0.00%	1.07%
2010	7.23	7,661,406	55,384,511	0.00%	0.00%	14.53%
2009	6.31	8,196,379	51,736,439	0.00%	0.06%	40.50%
2008	4.49	7,385,240	33,179,269	0.00%	0.00%	(50.47%)
Large-Cap Value
01/01/2013 - 06/30/2013 (Unaudited)	$21.39	4,779,571	$102,213,334	0.00%	0.00%	15.41%
2012	18.53	4,954,900	91,817,015	0.00%	1.99%	16.40%
2011	15.92	5,123,670	81,564,536	0.00%	6.20%	4.72%
2010	15.20	8,424,306	128,066,111	0.00%	1.54%	9.08%
2009	13.94	8,956,147	124,817,482	0.00%	2.11%	23.13%
2008	11.32	8,744,818	98,977,865	0.00%	1.76%	(34.80%)
Long/Short Large-Cap
01/01/2013 - 06/30/2013 (Unaudited)	$12.46	645,350	$8,043,540	0.00%	0.00%	14.68%
2012	10.87	499,829	5,432,352	0.00%	0.83%	18.09%
2011	9.20	526,709	4,847,659	0.00%	3.49%	(2.60%)
2010	9.45	3,041,545	28,741,857	0.00%	0.86%	12.22%
2009	8.42	2,826,468	23,800,021	0.00%	0.92%	27.56%
05/02/2008 - 12/31/2008	6.60	1,785,967	11,789,340	0.00%	0.97%	(35.04%)
Main Street Core
01/01/2013 - 06/30/2013 (Unaudited)	$66.43	2,424,628	$161,058,871	0.00%	0.00%	11.30%
2012	59.68	2,550,844	152,244,951	0.00%	1.02%	17.02%
2011	51.00	2,755,477	140,539,752	0.00%	1.17%	0.48%
2010	50.76	3,359,667	170,543,917	0.00%	1.09%	16.14%
2009	43.71	2,500,133	109,273,337	0.00%	1.51%	29.36%
2008	33.79	2,911,427	98,370,807	0.00%	1.39%	(38.87%)
Mid-Cap Equity
01/01/2013 - 06/30/2013 (Unaudited)	$30.20	3,133,019	$94,616,544	0.00%	0.00%	14.15%
2012	26.46	3,376,840	89,338,004	0.00%	0.67%	7.35%
2011	24.64	3,795,678	93,544,347	0.00%	0.78%	(5.40%)
2010	26.05	5,141,209	133,930,971	0.00%	0.95%	23.49%
2009	21.09	6,018,439	126,956,917	0.00%	1.12%	39.65%
2008	15.11	7,822,686	118,162,029	0.00%	1.58%	(39.00%)
Mid-Cap Growth
01/01/2013 - 06/30/2013 (Unaudited)	$13.11	3,301,773	$43,293,114	0.00%	0.00%	14.84%
2012	11.42	3,478,942	39,722,714	0.00%	0.44%	7.49%
2011	10.62	3,682,241	39,112,915	0.00%	0.00%	(7.81%)
2010	11.52	5,306,875	61,143,719	0.00%	0.19%	33.32%
2009	8.64	6,166,014	53,288,925	0.00%	0.35%	59.33%
2008	5.42	5,938,701	32,212,994	0.00%	0.12%	(48.36%)

See Notes to Financial Statements	F-27	See explanation of references on F-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Mid-Cap Value
01/01/2013 - 06/30/2013 (Unaudited)	$22.20	494,475	$10,979,219	0.00%	0.00%	16.39%
2012	19.08	231,137	4,409,364	0.00%	0.90%	14.49%
2011	16.66	346,695	5,776,954	0.00%	8.46%	(5.69%)
2010	17.67	1,286,973	22,737,491	0.00%	1.10%	21.20%
02/13/2009 - 12/31/2009	14.58	1,208,072	17,610,386	0.00%	1.03%	42.90%
Small-Cap Equity
01/01/2013 - 06/30/2013 (Unaudited)	$21.33	545,202	$11,630,387	0.00%	0.00%	13.40%
2012	18.81	600,240	11,291,750	0.00%	1.85%	15.93%
2011	16.23	602,541	9,777,685	0.00%	3.48%	(3.38%)
2010	16.79	1,664,356	27,952,549	0.00%	0.74%	20.11%
2009	13.98	1,373,316	19,202,935	0.00%	0.79%	30.22%
2008	10.74	1,349,982	14,496,396	0.00%	0.62%	(26.11%)
Small-Cap Growth
01/01/2013 - 06/30/2013 (Unaudited)	$19.19	1,752,057	$33,617,651	0.00%	0.00%	14.22%
2012	16.80	1,759,712	29,560,556	0.00%	0.08%	12.87%
2011	14.88	1,968,016	29,290,776	0.00%	0.00%	(3.10%)
2010	15.36	2,735,185	42,009,117	0.00%	0.00%	26.01%
2009	12.19	3,188,386	38,860,823	0.00%	0.00%	47.44%
2008	8.27	3,474,237	28,720,306	0.00%	0.00%	(47.11%)
Small-Cap Index
01/01/2013 - 06/30/2013 (Unaudited)	$25.47	7,461,153	$190,024,016	0.00%	0.00%	15.62%
2012	22.03	7,695,813	169,527,754	0.00%	1.06%	16.13%
2011	18.97	8,623,110	163,567,011	0.00%	0.59%	(4.51%)
2010	19.86	9,810,313	194,874,422	0.00%	0.84%	26.42%
2009	15.71	11,242,905	176,659,959	0.00%	1.19%	28.19%
2008	12.26	12,603,955	154,492,786	0.00%	2.04%	(35.03%)
Small-Cap Value
01/01/2013 - 06/30/2013 (Unaudited)	$32.48	1,866,563	$60,629,604	0.00%	0.00%	12.70%
2012	28.82	1,855,449	53,476,889	0.00%	1.99%	11.09%
2011	25.94	1,985,392	51,508,539	0.00%	2.22%	2.31%
2010	25.36	2,364,561	59,962,794	0.00%	2.04%	25.34%
2009	20.23	2,953,532	59,758,067	0.00%	2.59%	27.18%
2008	15.91	3,018,819	48,025,798	0.00%	2.59%	(28.23%)
Value Advantage (6)
05/06/2013 - 06/30/2013 (Unaudited)	$10.24	610	$6,243	0.00%	0.00%	1.07%
Health Sciences
01/01/2013 - 06/30/2013 (Unaudited)	$30.52	1,308,336	$39,925,178	0.00%	0.00%	25.96%
2012	24.23	1,314,478	31,845,428	0.00%	0.00%	25.68%
2011	19.28	1,130,211	21,786,571	0.00%	0.00%	11.94%
2010	17.22	1,160,667	19,987,434	0.00%	0.00%	23.34%
2009	13.96	1,430,534	19,972,732	0.00%	0.12%	27.23%
2008	10.97	1,580,888	17,348,617	0.00%	1.27%	(28.16%)
Real Estate
01/01/2013 - 06/30/2013 (Unaudited)	$49.07	1,929,870	$94,694,662	0.00%	0.00%	4.58%
2012	46.92	1,931,342	90,620,090	0.00%	1.17%	16.21%
2011	40.38	2,033,634	82,110,583	0.00%	0.00%	6.12%
2010	38.05	1,959,415	74,548,737	0.00%	1.37%	30.54%
2009	29.15	2,226,122	64,880,761	0.00%	2.08%	32.27%
2008	22.03	2,452,417	54,036,431	0.00%	3.75%	(39.99%)
Technology
01/01/2013 - 06/30/2013 (Unaudited)	$7.88	1,717,455	$13,527,515	0.00%	0.00%	6.82%
2012	7.37	1,757,251	12,956,742	0.00%	0.00%	7.14%
2011	6.88	1,859,232	12,795,482	0.00%	0.00%	(4.90%)
2010	7.24	2,239,991	16,210,246	0.00%	0.00%	21.50%
2009	5.96	2,404,956	14,323,957	0.00%	0.00%	52.57%
2008	3.90	2,581,728	10,078,433	0.00%	0.10%	(51.64%)
Emerging Markets
01/01/2013 - 06/30/2013 (Unaudited)	$38.63	3,191,800	$123,308,453	0.00%	0.00%	(3.82%)
2012	40.17	3,393,433	136,308,739	0.00%	0.77%	21.52%
2011	33.05	3,464,655	114,520,122	0.00%	1.95%	(17.97%)
2010	40.29	4,494,799	181,108,915	0.00%	1.14%	27.02%
2009	31.72	4,503,441	142,859,778	0.00%	0.95%	84.79%
2008	17.17	4,798,685	82,375,964	0.00%	1.48%	(47.68%)
International Large-Cap
01/01/2013 - 06/30/2013 (Unaudited)	$13.63	9,507,866	$129,608,188	0.00%	0.00%	1.53%
2012	13.43	10,661,235	143,146,703	0.00%	1.53%	22.53%
2011	10.96	11,139,700	122,066,228	0.00%	6.20%	(10.12%)
2010	12.19	11,444,631	139,522,721	0.00%	1.10%	10.38%
2009	11.05	13,371,427	147,687,972	0.00%	1.63%	33.61%
2008	8.27	14,676,980	121,327,391	0.00%	2.16%	(35.35%)

See Notes to Financial Statements	F-28	See explanation of references on F-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
International Small-Cap
01/01/2013 - 06/30/2013 (Unaudited)	$10.17	920,899	$9,368,798	0.00%	0.00%	5.98%
2012	9.60	884,782	8,493,563	0.00%	2.85%	19.44%
2011	8.04	887,630	7,134,091	0.00%	13.78%	(12.27%)
2010	9.16	2,508,860	22,983,265	0.00%	2.56%	24.86%
2009	7.34	3,017,020	22,136,232	0.00%	1.53%	30.28%
2008	5.63	2,683,144	15,110,867	0.00%	2.30%	(47.84%)
International Value
01/01/2013 - 06/30/2013 (Unaudited)	$25.06	4,987,624	$125,007,771	0.00%	0.00%	2.41%
2012	24.47	5,086,165	124,479,601	0.00%	3.58%	17.82%
2011	20.77	5,009,545	104,062,397	0.00%	8.76%	(12.90%)
2010	23.85	6,077,155	144,944,635	0.00%	2.66%	2.59%
2009	23.25	7,068,121	164,331,210	0.00%	2.21%	28.00%
2008	18.16	8,230,656	149,496,258	0.00%	2.77%	(47.78%)
Currency Strategies (6)
05/07/2013 - 06/30/2013 (Unaudited)	$10.64	4,614	$49,073	0.00%	0.00%	4.62%
Global Absolute Return (6)
05/16/2013 - 06/30/2013 (Unaudited)	$9.75	116,976	$1,140,798	0.00%	0.00%	(3.37%)
Precious Metals (6)
05/03/2013 - 06/30/2013 (Unaudited)	$8.04	28,929	$232,595	0.00%	0.00%	(20.12%)
American Funds Asset Allocation
01/01/2013 - 06/30/2013 (Unaudited)	$18.69	605,977	$11,328,052	0.00%	0.00%	10.06%
2012	16.99	428,775	7,282,857	0.00%	1.92%	15.71%
2011	14.68	380,895	5,590,992	0.00%	3.60%	0.93%
2010	14.54	280,119	4,074,039	0.00%	0.00%	12.04%
02/26/2009 - 12/31/2009	12.98	192,292	2,496,210	0.00%	4.73%	36.71%
Pacific Dynamix - Conservative Growth
01/01/2013 - 06/30/2013 (Unaudited)	$14.54	182,065	$2,647,407	0.00%	0.00%	2.48%
2012	14.19	184,070	2,611,762	0.00%	1.54%	9.42%
2011	12.97	138,858	1,800,630	0.00%	3.26%	2.92%
2010	12.60	124,819	1,572,701	0.00%	2.01%	10.28%
07/06/2009 - 12/31/2009	11.43	44,364	506,868	0.00%	5.68%	12.29%
Pacific Dynamix - Moderate Growth
01/01/2013 - 06/30/2013 (Unaudited)	$15.73	731,447	$11,503,818	0.00%	0.00%	4.65%
2012	15.03	493,678	7,419,437	0.00%	1.77%	11.74%
2011	13.45	429,098	5,771,250	0.00%	3.19%	0.48%
2010	13.39	246,917	3,305,173	0.00%	2.56%	11.92%
05/22/2009 - 12/31/2009	11.96	68,810	822,948	0.00%	4.19%	17.75%
Pacific Dynamix - Growth
01/01/2013 - 06/30/2013 (Unaudited)	$16.90	696,106	$11,761,322	0.00%	0.00%	6.92%
2012	15.80	657,942	10,396,989	0.00%	1.54%	13.76%
2011	13.89	521,999	7,251,022	0.00%	1.94%	(1.85%)
2010	14.15	305,265	4,320,166	0.00%	1.74%	13.82%
05/26/2009 - 12/31/2009	12.43	121,148	1,506,341	0.00%	1.88%	19.49%
Portfolio Optimization Conservative
01/01/2013 - 06/30/2013 (Unaudited)	$10.93	2,456,697	$26,853,734	0.00%	0.00%	(0.21%)
2012	10.95	2,661,202	29,150,617	0.00%	2.88%	10.11%
05/02/2011 - 12/31/2011	9.95	2,216,948	22,053,729	0.00%	1.74%	(0.52%)
Portfolio Optimization Moderate-Conservative
01/01/2013 - 06/30/2013 (Unaudited)	$10.99	4,559,160	$50,102,227	0.00%	0.00%	1.73%
2012	10.80	4,730,718	51,103,408	0.00%	2.19%	11.65%
05/10/2011 - 12/31/2011	9.67	5,122,447	49,559,167	0.00%	1.54%	(3.07%)
Portfolio Optimization Moderate
01/01/2013 - 06/30/2013 (Unaudited)	$11.02	19,479,809	$214,629,340	0.00%	0.00%	3.79%
2012	10.62	19,525,979	207,291,815	0.00%	2.08%	12.94%
05/02/2011 - 12/31/2011	9.40	19,851,605	186,595,701	0.00%	1.35%	(6.00%)
Portfolio Optimization Growth
01/01/2013 - 06/30/2013 (Unaudited)	$11.01	25,457,169	$280,194,508	0.00%	0.00%	5.61%
2012	10.42	25,004,442	260,595,899	0.00%	1.73%	14.02%
05/02/2011 - 12/31/2011	9.14	26,380,395	241,128,467	0.00%	1.03%	(8.60%)
Portfolio Optimization Aggressive-Growth
01/01/2013 - 06/30/2013 (Unaudited)	$10.92	10,154,186	$110,868,536	0.00%	0.00%	6.98%
2012	10.21	9,940,240	101,450,510	0.00%	1.41%	15.17%
05/06/2011 - 12/31/2011	8.86	10,558,362	93,565,955	0.00%	0.88%	(9.63%)
Invesco V.I. International Growth Series II
01/01/2013 - 06/30/2013 (Unaudited)	$10.63	289,257	$3,074,384	0.00%	0.00%	1.48%
05/31/2012 - 12/31/2012	10.47	180,770	1,893,254	0.00%	2.17%	16.42%
American Century VP Mid Cap Value Class II
01/01/2013 - 06/30/2013 (Unaudited)	$12.24	470,721	$5,760,895	0.00%	1.47%	15.20%
06/04/2012 - 12/31/2012	10.62	298,794	3,174,188	0.00%	2.14%	15.42%

See Notes to Financial Statements	F-29	See explanation of references on F-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
BlackRock Basic Value V.I. Class III
01/01/2013 - 06/30/2013 (Unaudited)	$15.39	1,022,397	$15,730,574	0.00%	0.00%	18.52%
2012	12.98	946,820	12,290,939	0.00%	1.50%	13.81%
2011	11.41	1,084,978	12,375,370	0.00%	1.73%	(2.78%)
2010	11.73	897,535	10,530,254	0.00%	1.39%	12.51%
2009	10.43	854,477	8,910,161	0.00%	2.13%	30.87%
2008	7.97	678,596	5,407,138	0.00%	2.78%	(36.91%)
BlackRock Global Allocation V.I. Class III
01/01/2013 - 06/30/2013 (Unaudited)	$17.50	2,961,728	$51,838,656	0.00%	0.00%	4.32%
2012	16.78	2,914,495	48,897,804	0.00%	1.47%	9.97%
2011	15.26	2,923,677	44,606,094	0.00%	2.24%	(3.64%)
2010	15.83	3,105,465	49,169,377	0.00%	1.26%	9.76%
2009	14.43	2,669,828	38,512,820	0.00%	2.18%	20.92%
2008	11.93	1,864,286	22,240,628	0.00%	2.73%	(19.67%)
Dreyfus Appreciation Service Shares (6)
05/16/2013 - 06/30/2013 (Unaudited)	$9.77	105,261	$1,028,444	0.00%	4.18%	(4.44%)
Fidelity VIP Contrafund Service Class 2
01/01/2013 - 06/30/2013 (Unaudited)	$17.13	2,919,574	$50,008,665	0.00%	0.00%	11.23%
2012	15.40	2,954,145	45,491,726	0.00%	1.00%	16.14%
2011	13.26	3,597,347	47,697,923	0.00%	0.80%	(2.78%)
2010	13.64	3,552,968	48,458,548	0.00%	1.03%	16.93%
2009	11.66	4,031,894	47,030,291	0.00%	1.20%	35.47%
2008	8.61	4,143,220	35,675,424	0.00%	0.82%	(42.69%)
Fidelity VIP Freedom Income Service Class 2
01/01/2013 - 06/30/2013 (Unaudited)	$12.00	115,259	$1,383,075	0.00%	0.02%	1.18%
2012	11.86	97,447	1,155,731	0.00%	1.27%	6.26%
2011	11.16	86,488	965,340	0.00%	1.64%	1.39%
2010	11.01	72,439	797,455	0.00%	1.69%	7.25%
2009	10.26	69,529	713,654	0.00%	4.15%	14.64%
2008	8.95	39,492	353,588	0.00%	14.21%	(10.70%)
Fidelity VIP Freedom 2010 Service Class 2
01/01/2013 - 06/30/2013 (Unaudited)	$11.98	66,126	$792,087	0.00%	0.00%	4.22%
2012	11.49	73,561	845,473	0.00%	0.79%	11.58%
2011	10.30	177,565	1,828,992	0.00%	1.74%	(0.43%)
2010	10.34	185,488	1,918,804	0.00%	3.16%	12.55%
2009	9.19	91,200	838,268	0.00%	5.16%	23.95%
2008	7.42	53,161	394,202	0.00%	0.70%	(25.17%)
Fidelity VIP Freedom 2015 Service Class 2
01/01/2013 - 06/30/2013 (Unaudited)	$11.76	222,221	$2,614,252	0.00%	0.05%	4.34%
2012	11.27	218,849	2,467,460	0.00%	1.48%	11.90%
2011	10.08	285,336	2,874,878	0.00%	1.88%	(0.52%)
2010	10.13	249,617	2,528,048	0.00%	2.83%	12.79%
2009	8.98	156,467	1,405,006	0.00%	4.00%	25.02%
2008	7.18	100,154	719,351	0.00%	4.61%	(27.30%)
Fidelity VIP Freedom 2020 Service Class 2
01/01/2013 - 06/30/2013 (Unaudited)	$11.37	664,312	$7,553,595	0.00%	0.03%	4.93%
2012	10.84	646,692	7,007,998	0.00%	2.69%	13.07%
2011	9.58	389,420	3,732,203	0.00%	2.24%	(1.24%)
2010	9.70	267,890	2,599,739	0.00%	2.66%	14.33%
2009	8.49	157,385	1,335,925	0.00%	3.60%	28.55%
2008	6.60	115,177	760,537	0.00%	4.50%	(32.80%)
Fidelity VIP Freedom 2025 Service Class 2
01/01/2013 - 06/30/2013 (Unaudited)	$11.52	445,697	$5,136,437	0.00%	0.00%	6.53%
2012	10.82	444,275	4,806,081	0.00%	1.51%	14.80%
2011	9.42	457,025	4,306,731	0.00%	1.86%	(2.35%)
2010	9.65	434,697	4,194,767	0.00%	2.71%	15.47%
2009	8.36	287,505	2,402,696	0.00%	3.46%	29.79%
2008	6.44	259,035	1,667,848	0.00%	2.48%	(34.36%)
Fidelity VIP Freedom 2030 Service Class 2
01/01/2013 - 06/30/2013 (Unaudited)	$10.98	663,437	$7,283,999	0.00%	0.05%	6.96%
2012	10.26	627,596	6,442,203	0.00%	3.34%	15.18%
2011	8.91	279,847	2,493,981	0.00%	2.09%	(2.83%)
2010	9.17	215,248	1,974,122	0.00%	1.54%	15.89%
2009	7.91	334,513	2,647,306	0.00%	3.66%	31.18%
2008	6.03	106,664	643,494	0.00%	2.93%	(38.17%)
Fidelity VIP Freedom 2035 Service Class 2
01/01/2013 - 06/30/2013 (Unaudited)	$11.30	28,035	$316,772	0.00%	0.04%	8.34%
08/01/2012 - 12/31/2012	10.43	8,076	84,224	0.00%	9.22%	6.93%
Fidelity VIP Freedom 2045 Service Class 2
01/01/2013 - 06/30/2013 (Unaudited)	$11.36	29,105	$330,702	0.00%	0.73%	8.89%
06/04/2012 - 12/31/2012	10.43	14,031	146,411	0.00%	7.08%	15.11%

See Notes to Financial Statements	F-30	See explanation of references on F-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Fidelity VIP Growth Service Class 2
01/01/2013 - 06/30/2013 (Unaudited)	$15.30	318,152	$4,868,622	0.00%	0.00%	11.38%
2012	13.74	317,950	4,368,280	0.00%	0.32%	14.40%
2011	12.01	388,503	4,665,652	0.00%	0.15%	(0.03%)
2010	12.01	264,000	3,171,496	0.00%	0.03%	23.86%
2009	9.70	589,043	5,713,107	0.00%	0.21%	27.97%
2008	7.58	543,659	4,120,601	0.00%	0.69%	(47.31%)
Fidelity VIP Mid Cap Service Class 2
01/01/2013 - 06/30/2013 (Unaudited)	$18.64	1,711,087	$31,901,043	0.00%	0.00%	11.87%
2012	16.67	1,860,258	31,002,299	0.00%	0.38%	14.56%
2011	14.55	2,063,275	30,014,806	0.00%	0.02%	(10.85%)
2010	16.32	2,138,123	34,889,900	0.00%	0.12%	28.57%
2009	12.69	2,244,999	28,493,223	0.00%	0.47%	39.75%
2008	9.08	2,118,100	19,236,052	0.00%	0.24%	(39.61%)
Fidelity VIP Value Strategies Service Class 2
01/01/2013 - 06/30/2013 (Unaudited)	$16.18	300,462	$4,861,766	0.00%	0.00%	12.25%
2012	14.41	282,221	4,068,095	0.00%	0.42%	27.06%
2011	11.34	249,715	2,832,847	0.00%	0.58%	(9.04%)
2010	12.47	325,984	4,065,449	0.00%	0.32%	26.34%
2009	9.87	237,955	2,348,967	0.00%	0.34%	57.15%
2008	6.28	218,478	1,372,358	0.00%	0.50%	(51.28%)
Templeton Foreign Securities Class 2
01/01/2013 - 06/30/2013 (Unaudited)	$11.23	246,167	$2,765,490	0.00%	6.74%	2.36%
05/18/2012 - 12/31/2012	10.98	104,131	1,142,908	0.00%	1.32%	22.12%
Templeton Global Bond Securities Class 2
01/01/2013 - 06/30/2013 (Unaudited)	$11.78	3,815,869	$44,946,165	0.00%	9.76%	(1.65%)
2012	11.98	3,744,411	44,844,075	0.00%	6.48%	15.07%
2011	10.41	2,816,935	29,319,151	0.00%	5.51%	(0.87%)
05/03/2010 - 12/31/2010	10.50	1,364,811	14,329,977	0.00%	0.17%	5.00%
GE Investments Total Return Class 3
01/01/2013 - 06/30/2013 (Unaudited)	$12.03	93,873	$1,129,244	0.00%	0.00%	4.39%
2012	11.52	79,438	915,384	0.00%	1.63%	12.25%
2011	10.27	43,491	446,459	0.00%	2.36%	(3.10%)
05/19/2010 - 12/31/2010	10.59	13,250	140,367	0.00%	4.60%	12.25%
Janus Apsen Series Overseas Service Shares
01/01/2013 - 06/30/2013 (Unaudited)	$9.49	2,825,623	$26,825,714	0.00%	5.37%	(3.14%)
2012	9.80	3,049,827	29,892,179	0.00%	0.58%	13.18%
2011	8.66	3,949,389	34,200,839	0.00%	0.38%	(32.34%)
2010	12.80	4,273,891	54,699,088	0.00%	0.55%	25.02%
2009	10.24	3,539,855	36,238,993	0.00%	0.44%	79.07%
2008	5.72	3,223,717	18,429,844	0.00%	1.22%	(52.23%)
Janus Aspen Series Enterprise Service Shares
01/01/2013 - 06/30/2013 (Unaudited)	$14.58	338,169	$4,931,997	0.00%	0.69%	12.43%
2012	12.97	340,650	4,419,001	0.00%	0.00%	16.99%
2011	11.09	290,035	3,216,086	0.00%	0.00%	(1.65%)
2010	11.27	342,830	3,865,363	0.00%	0.00%	25.52%
2009	8.98	431,880	3,879,426	0.00%	0.00%	44.44%
2008	6.22	443,354	2,757,111	0.00%	0.10%	(43.86%)
Lazard Retirement U.S. Strategic Equity Service Class
01/01/2013 - 06/30/2013 (Unaudited)	$11.42	84,045	$960,023	0.00%	0.00%	12.36%
2012	10.17	90,964	924,787	0.00%	1.33%	14.01%
2011	8.92	78,958	704,086	0.00%	1.07%	1.96%
2010	8.75	60,077	525,439	0.00%	0.74%	12.85%
2009	7.75	54,644	423,520	0.00%	1.12%	26.84%
2008	6.11	14,300	87,381	0.00%	1.35%	(35.28%)
ClearBridge Variable Aggressive Growth - Class II
01/01/2013 - 06/30/2013 (Unaudited)	$14.44	375,029	$5,417,079	0.00%	0.04%	23.52%
2012	11.69	168,548	1,971,072	0.00%	0.18%	18.46%
2011	9.87	147,141	1,452,621	0.00%	0.00%	2.16%
2010	9.66	79,313	766,440	0.00%	0.00%	24.71%
2009	7.75	84,216	652,564	0.00%	0.00%	34.19%
2008	5.77	52,538	303,371	0.00%	0.00%	(40.58%)
ClearBridge Variable Mid Cap Core - Class II
01/01/2013 - 06/30/2013 (Unaudited)	$13.48	815,333	$10,989,228	0.00%	0.13%	14.24%
2012	11.80	732,285	8,639,373	0.00%	0.68%	17.61%
2011	10.03	580,239	5,820,615	0.00%	0.00%	(4.14%)
2010	10.46	770,236	8,060,379	0.00%	0.00%	22.06%
2009	8.57	848,497	7,274,665	0.00%	0.11%	35.81%
2008	6.31	973,799	6,147,689	0.00%	0.00%	(35.43%)
Lord Abbett Developing Growth Class VC
01/01/2013 - 06/30/2013 (Unaudited)	$12.40	91,161	$1,130,277	0.00%	0.00%	24.77%
05/22/2012 - 12/31/2012	9.94	4,228	42,015	0.00%	0.00%	7.38%

See Notes to Financial Statements	F-31	See explanation of references on F-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Lord Abbett Fundamental Equity Class VC
01/01/2013 - 06/30/2013 (Unaudited)	$13.15	1,305,697	$17,176,236	0.00%	0.00%	16.81%
2012	11.26	1,205,939	13,581,125	0.00%	0.49%	10.58%
2011	10.18	1,451,784	14,785,262	0.00%	0.64%	(4.49%)
05/12/2010 - 12/31/2010	10.66	196,426	2,094,468	0.00%	1.03%	9.39%
Lord Abbett Total Return Class VC (6)
05/31/2013 - 06/30/2013 (Unaudited)	$9.62	7,853	$75,528	0.00%	0.00%	(2.09%)
I
01/01/2013 - 06/30/2013 (Unaudited)	$31.08	1,940,728	$60,310,544	0.00%	0.80%	0.24%
2012	31.00	1,897,358	58,821,199	0.00%	1.96%	20.68%
2011	25.69	2,155,165	55,363,898	0.00%	3.09%	(13.56%)
2010	29.72	2,255,782	67,038,953	0.00%	3.29%	4.61%
2009	28.41	2,314,197	65,746,083	0.00%	2.42%	25.28%
2008	22.68	2,613,074	59,256,956	0.00%	3.12%	(39.84%)
II
01/01/2013 - 06/30/2013 (Unaudited)	$31.16	1,179,060	$36,740,726	0.00%	0.70%	9.70%
2012	28.40	1,193,322	33,895,638	0.00%	0.05%	19.31%
2011	23.81	1,228,910	29,255,807	0.00%	0.00%	(0.80%)
2010	24.00	1,256,305	30,149,494	0.00%	0.37%	23.06%
2009	19.50	1,351,335	26,352,166	0.00%	0.64%	37.40%
2008	14.19	1,546,955	21,954,840	0.00%	0.02%	(48.97%)
III
01/01/2013 - 06/30/2013 (Unaudited)	$53.26	876,843	$46,698,315	0.00%	0.00%	17.26%
2012	45.42	901,450	40,942,152	0.00%	0.31%	17.43%
2011	38.68	963,059	37,247,078	0.00%	0.00%	(7.22%)
2010	41.69	997,020	41,562,417	0.00%	0.21%	27.00%
2009	32.82	1,157,067	37,978,468	0.00%	0.04%	48.61%
2008	22.09	1,347,597	29,764,785	0.00%	0.00%	(42.03%)
V
01/01/2013 - 06/30/2013 (Unaudited)	$19.46	882,923	$17,177,873	0.00%	2.60%	14.47%
2012	17.00	967,817	16,449,256	0.00%	0.84%	17.29%
2011	14.49	1,276,782	18,501,761	0.00%	0.37%	(4.11%)
2010	15.11	1,422,833	21,502,371	0.00%	0.75%	9.27%
2009	13.83	1,670,010	23,095,826	0.00%	0.83%	24.58%
2008	11.10	1,829,893	20,313,595	0.00%	0.05%	(34.48%)
MFS New Discovery Series Service Class
01/01/2013 - 06/30/2013 (Unaudited)	$16.41	522,068	$8,568,561	0.00%	0.00%	18.85%
2012	13.81	458,942	6,337,595	0.00%	0.00%	20.90%
2011	11.42	433,543	4,951,987	0.00%	0.00%	(10.49%)
2010	12.76	582,663	7,435,506	0.00%	0.00%	35.94%
2009	9.39	326,023	3,060,543	0.00%	0.00%	62.92%
2008	5.76	91,789	528,886	0.00%	0.00%	(39.52%)
MFS Utilities Series Service Class
01/01/2013 - 06/30/2013 (Unaudited)	$13.79	1,270,820	$17,530,552	0.00%	0.00%	9.53%
2012	12.59	1,231,073	15,505,053	0.00%	6.48%	13.21%
2011	11.12	1,587,426	17,659,927	0.00%	3.05%	6.51%
2010	10.45	1,569,241	16,391,189	0.00%	2.85%	13.51%
2009	9.20	342,118	3,148,223	0.00%	4.53%	32.87%
2008	6.93	389,058	2,694,522	0.00%	0.94%	(37.81%)
Neuberger Berman Socially Responsive I Class (6)
05/16/2013 - 06/30/2013 (Unaudited)	$10.28	4,322	$44,418	0.00%	0.00%	(1.64%)
Oppenheimer Global Fund/VA Service Shares (6)
05/22/2013 - 06/30/2013 (Unaudited)	$9.79	3,931	$38,491	0.00%	See Note (7)	(4.66%)
PIMCO Global Multi-Asset - Advisor Class
01/01/2013 - 06/30/2013 (Unaudited)	$9.13	902,757	$8,245,196	0.00%	2.97%	(8.22%)
2012	9.95	1,121,879	11,164,519	0.00%	3.22%	8.77%
05/05/2011 - 12/31/2011	9.15	1,431,608	13,097,645	0.00%	1.65%	(6.30%)
Royce Micro-Cap Service Class
01/01/2013 - 06/30/2013 (Unaudited)	$11.27	153,124	$1,725,030	0.00%	0.00%	3.13%
2012	10.92	144,118	1,574,328	0.00%	0.00%	7.45%
2011	10.17	130,318	1,324,826	0.00%	2.50%	(12.26%)
05/13/2010 - 12/31/2010	11.59	80,595	933,782	0.00%	See Note (8)	18.65%
T. Rowe Price Blue Chip Growth - II
01/01/2013 - 06/30/2013 (Unaudited)	$16.65	2,168,243	$36,100,990	0.00%	0.00%	11.92%
2012	14.88	2,321,252	34,532,015	0.00%	0.00%	17.91%
2011	12.62	1,231,464	15,537,774	0.00%	0.00%	1.36%
2010	12.45	799,091	9,946,992	0.00%	0.00%	16.00%
2009	10.73	664,636	7,132,164	0.00%	0.00%	41.79%
2008	7.57	431,068	3,262,380	0.00%	0.11%	(42.65%)
T. Rowe Price Equity Income - II
01/01/2013 - 06/30/2013 (Unaudited)	$15.24	3,486,694	$53,131,318	0.00%	1.41%	13.96%
2012	13.37	3,286,271	43,941,614	0.00%	1.89%	16.92%
2011	11.44	3,755,291	42,945,516	0.00%	1.55%	(1.02%)
2010	11.55	3,772,800	43,590,084	0.00%	1.75%	14.74%
2009	10.07	2,818,542	28,381,018	0.00%	1.76%	25.25%
2008	8.04	2,297,997	18,474,390	0.00%	2.22%	(36.26%)

See Notes to Financial Statements	F-32	See explanation of references on F-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Account For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Van Eck VIP Global Hard Assets Initial Class
01/01/2013 - 06/30/2013 (Unaudited)	$23.38	2,301,663	$53,814,881	0.00%	1.37%	(4.92%)
2012	24.59	2,521,100	61,998,655	0.00%	0.61%	3.39%
2011	23.79	2,705,878	64,362,975	0.00%	1.19%	(16.45%)
2010	28.47	2,798,427	79,670,244	0.00%	0.40%	29.23%
2009	22.03	3,070,450	67,640,171	0.00%	0.26%	57.54%
2008	13.98	3,010,188	42,093,765	0.00%	0.26%	(46.12%)
(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011.
(2)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(3)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts might be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios in Pacific Select Fund in which the variable accounts invested. Such distributions had no impact on the total returns of the variable accounts or the underlying portfolios in which the variable accounts invested.
(4)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk ("M&E") fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(5)	Investment income ratio represents less than 0.005%.
(6)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).
(7)	Subsequent to commencement of operations on May 22, 2013, the Oppenheimer Global Fund/VA Service Shares Variable Account received its annual distribution.
The annualized investment income ratio was 10.59%. Prior to annualization, the ratio was 1.13%.
(8)	Subsequent to commencement of operations on May 13, 2010, the Royce Micro-Cap Service Class Variable Account received its annual distribution. The annualized investment income ratio was 7.00%. Prior to annualization, the ratio was 4.45%.

See Notes to Financial Statements	F-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2013 was comprised of eighty-nine subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, the “Funds”). Eighty-nine Variable Accounts are presented in the Schedule of Investments on pages E-1 and E-2 of this brochure.

Growth, ClearBridge Variable Aggressive Growth - Class II, and ClearBridge Variable Mid Cap Core - Class II Variable Accounts and Portfolios/Funds were formerly named Growth LT, Legg Mason ClearBridge Variable Aggressive Growth - Class II, and Legg Mason ClearBridge Variable Mid Cap Core - Class II Variable Accounts and Portfolios/Funds, respectively. M Large Cap Value Fund, the underlying portfolio for the Variable Account V, was formerly named M Business Opportunity Value Fund.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through D of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) the following nine new Variable Accounts, all of which commenced operations during 2013:

Variable Accounts	Commenced Operations on	Variable Accounts	Commenced Operations on
Floating Rate Income	May 1, 2013	Dreyfus Appreciation Service Shares	May 16, 2013
Value Advantage	May 6, 2013	Lord Abbett Total Return Class VC	May 31, 2013
Currency Strategies	May 7, 2013	Neuberger Berman Socially Responsive I Class	May 16, 2013
Global Absolute Return	May 16, 2013	Oppenheimer Global Fund/VA Service Shares	May 22, 2013
Precious Metals	May 3, 2013

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life Insurance Company (“Pacific Life”). The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios of the Funds are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Currently each of the Portfolios in the Pacific Select Fund is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) (the “RIC Portfolios”) or treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). Effective January 1, 2013, each of the RIC Portfolios of Pacific Select Fund intends to utilize the consent dividend provision of section 565 of the

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Code to effectively distribute income and capital gains for tax purposes although they are not paid by the RIC Portfolios. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gains distributions will be received from any Portfolios in Pacific Select Fund and recorded by the applicable Variable Accounts in the Statements of Operations after December 31, 2012.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks ("M&E") and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated and therefore, Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund ("PSF"). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF's Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. ("PSD"), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF's Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF's Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section C of this brochure. For the period ended June 30, 2013, PLFA received net advisory fees from PSF at effective annual rates ranging from 0.03% to 0.95% which are based on an annual percentage of average daily net assets of each Portfolio of PSF, and PSD received a service fee of 0.20% on Class I shares only from PSF, based on an annual percentage of average daily net assets of each Portfolio of PSF.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2013, were as follows:

Variable Accounts	Purchases	Sales

Cash Management	$72,366,900	$86,707,220
Diversified Bond	3,302,439	3,600,796
Floating Rate Income (1)	228,430	64,762
Floating Rate Loan	4,719,860	867,874
High Yield Bond	3,976,487	13,524,484
Inflation Managed	2,487,799	19,068,647
Inflation Protected	1,593,234	1,393,566
Managed Bond	6,210,468	21,186,457
Short Duration Bond	7,118,055	3,550,502
Emerging Markets Debt	2,311,505	1,013,874
American Funds Growth	2,218,154	2,790,666
American Funds Growth-Income	2,764,947	2,665,488
Comstock	4,104,041	1,631,838
Dividend Growth	3,234,413	4,639,473
Equity Index	8,368,897	21,230,170
Focused 30	1,082,078	3,882,780

Variable Accounts	Purchases	Sales

Growth	$567,476	$10,298,781
Large-Cap Growth	1,356,829	3,113,397
Large-Cap Value	3,570,738	7,205,065
Long/Short Large-Cap	2,316,081	517,715
Main Street Core	1,082,891	9,189,466
Mid-Cap Equity	870,696	7,879,537
Mid-Cap Growth	1,517,993	3,684,663
Mid-Cap Value	6,709,855	1,109,999
Small-Cap Equity	1,228,562	2,315,601
Small-Cap Growth	1,738,461	1,868,068
Small-Cap Index	2,680,233	8,425,487
Small-Cap Value	4,654,415	4,252,820
Value Advantage (1)	6,230	-
Health Sciences	5,034,143	5,045,251
Real Estate	5,007,741	5,001,790
Technology	1,062,873	1,381,579

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Variable Accounts	Purchases	Sales

Emerging Markets	$11,114,934	$19,174,640
International Large-Cap	5,324,048	20,936,619
International Small-Cap	2,446,563	2,156,267
International Value	3,604,490	6,123,989
Currency Strategies (1)	47,808	192
Global Absolute Return (1)	1,183,112	5,056
Precious Metals (1)	275,472	502
American Funds Asset Allocation	3,842,364	636,571
Pacific Dynamix - Conservative Growth	380,547	405,835
Pacific Dynamix - Moderate Growth	4,399,965	684,927
Pacific Dynamix - Growth	1,254,577	607,150
Portfolio Optimization Conservative	2,194,801	4,450,739
Portfolio Optimization Moderate-Conservative	1,591,749	3,512,305
Portfolio Optimization Moderate	10,545,272	11,071,646
Portfolio Optimization Growth	12,291,562	7,365,508
Portfolio Optimization Aggressive-Growth	6,628,956	4,327,150
Invesco V.I. International Growth Series II	1,393,453	224,501
American Century VP Mid Cap Value Class II	2,834,674	719,061
BlackRock Basic Value V.I. Class III	2,177,264	1,056,000
BlackRock Global Allocation V.I. Class III	3,766,902	2,949,449
Dreyfus Appreciation Service Shares (1)	1,092,749	10,892
Fidelity VIP Contrafund Service Class 2	3,010,512	3,568,658
Fidelity VIP Freedom Income Service Class 2	345,955	121,869
Fidelity VIP Freedom 2010 Service Class 2	52,919	133,980
Fidelity VIP Freedom 2015 Service Class 2	269,015	197,493
Fidelity VIP Freedom 2020 Service Class 2	499,036	236,773
Fidelity VIP Freedom 2025 Service Class 2	572,999	514,618
Fidelity VIP Freedom 2030 Service Class 2	595,934	156,731
Fidelity VIP Freedom 2035 Service Class 2	241,269	17,868
Fidelity VIP Freedom 2045 Service Class 2	298,907	137,086
Fidelity VIP Growth Service Class 2	599,728	609,797

(1)	Operations commenced during 2013 (See Note 1).

Variable Accounts	Purchases	Sales

Fidelity VIP Mid Cap Service Class 2	$1,873,081	$4,293,646
Fidelity VIP Value Strategies Service Class 2	3,443,993	3,272,586
Templeton Foreign Securities Class 2	2,439,352	770,885
Templeton Global Bond Securities Class 2	9,397,779	5,739,020
GE Investments Total Return Class 3	284,382	111,185
Janus Aspen Series Overseas Service Shares	2,099,788	3,586,714
Janus Aspen Series Enterprise Service Shares	859,221	884,708
Lazard Retirement U.S. Strategic Equity Service Class	217,930	300,751
ClearBridge Variable Aggressive Growth - Class II	3,401,787	558,697
ClearBridge Variable Mid Cap Core - Class II	1,360,868	280,904
Lord Abbett Developing Growth Class VC	1,232,224	213,736
Lord Abbett Fundamental Equity Class VC	1,898,345	647,951
Lord Abbett Total Return Class VC (1)	79,411	2,281
I	5,721,834	4,186,417
II	2,487,845	2,773,120
III	1,758,213	2,298,549
V	999,846	2,375,656
MFS New Discovery Series Service Class	3,067,524	2,040,318
MFS Utilities Series Service Class	1,859,388	1,310,323
Neuberger Berman Socially Responsive I Class (1)	85,774	41,026
Oppenheimer Global Fund/VA Service Shares (1)	38,359	17
PIMCO Global Multi-Asset - Advisor Class	3,583,790	5,717,805
Royce Micro-Cap Service Class	540,069	434,547
T. Rowe Price Blue Chip Growth - II	7,468,075	9,580,120
T. Rowe Price Equity Income - II	7,480,152	4,249,938
Van Eck VIP Global Hard Assets Initial Class	6,257,157	10,095,241

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings

Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts' holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2013, the Variable Accounts' holdings as presented in the Schedule of Investments on pages E-1 and E-2 of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2013 and for the year or period ended December 31, 2012 were as follows:

	2013			2012
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Cash Management	6,933,342	(7,546,076)	(612,734)	10,617,694	(12,020,408)	(1,402,714)
Diversified Bond	309,633	(331,057)	(21,424)	735,209	(512,138)	223,071
Floating Rate Income (1)	23,163	(6,783)	16,380
Floating Rate Loan	545,118	(176,653)	368,465	618,221	(257,225)	360,996
High Yield Bond	177,831	(334,057)	(156,226)	634,695	(634,746)	(51)
Inflation Managed	190,508	(463,839)	(273,331)	600,298	(748,211)	(147,913)
Inflation Protected	146,544	(130,044)	16,500	97,240	(102,839)	(5,599)
Managed Bond	527,658	(765,566)	(237,908)	1,501,362	(1,654,578)	(153,216)
Short Duration Bond	858,975	(575,212)	283,763	1,337,445	(1,395,481)	(58,036)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	2013			2012
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Emerging Markets Debt (2)	216,078	(101,160)	114,918	113,272	(9,354)	103,918
American Funds Growth	332,264	(367,664)	(35,400)	565,465	(930,512)	(365,047)
American Funds Growth-Income	357,456	(350,167)	7,289	557,761	(651,966)	(94,205)
Comstock	404,865	(245,661)	159,204	443,184	(515,557)	(72,373)
Dividend Growth	333,499	(414,267)	(80,768)	977,757	(532,434)	445,323
Equity Index	406,308	(603,280)	(196,972)	1,114,179	(1,490,112)	(375,933)
Focused 30	229,156	(404,513)	(175,357)	561,998	(1,219,730)	(657,732)
Growth	116,292	(297,592)	(181,300)	358,778	(697,456)	(338,678)
Large-Cap Growth	317,131	(508,058)	(190,927)	1,091,137	(1,577,308)	(486,171)
Large-Cap Value	452,685	(628,014)	(175,329)	990,364	(1,159,134)	(168,770)
Long/Short Large-Cap	363,752	(218,231)	145,521	158,970	(185,850)	(26,880)
Main Street Core	100,285	(226,501)	(126,216)	310,286	(514,919)	(204,633)
Mid-Cap Equity	171,584	(415,405)	(243,821)	463,224	(882,062)	(418,838)
Mid-Cap Growth	337,297	(514,466)	(177,169)	1,125,965	(1,329,264)	(203,299)
Mid-Cap Value	348,723	(85,385)	263,338	176,099	(291,657)	(115,558)
Small-Cap Equity	103,833	(158,871)	(55,038)	315,795	(318,096)	(2,301)
Small-Cap Growth	193,229	(200,884)	(7,655)	400,129	(608,433)	(208,304)
Small-Cap Index	369,438	(604,098)	(234,660)	918,177	(1,845,474)	(927,297)
Small-Cap Value	267,576	(256,462)	11,114	465,598	(595,541)	(129,943)
Value Advantage (1)	618	(8)	610
Health Sciences	262,540	(268,682)	(6,142)	625,796	(441,529)	184,267
Real Estate	203,432	(204,904)	(1,472)	367,419	(469,711)	(102,292)
Technology	218,949	(258,745)	(39,796)	907,101	(1,009,082)	(101,981)
Emerging Markets	470,251	(671,884)	(201,633)	651,565	(722,787)	(71,222)
International Large-Cap	869,372	(2,022,741)	(1,153,369)	1,877,918	(2,356,383)	(478,465)
International Small-Cap	300,316	(264,199)	36,117	316,523	(319,371)	(2,848)
International Value	415,482	(514,023)	(98,541)	1,138,082	(1,061,462)	76,620
Currency Strategies (1)	4,637	(23)	4,614
Global Absolute Return (1)	118,131	(1,155)	116,976
Precious Metals (1)	28,994	(65)	28,929
American Funds Asset Allocation	238,646	(61,444)	177,202	176,772	(128,892)	47,880
Pacific Dynamix - Conservative Growth	29,508	(31,513)	(2,005)	86,678	(41,466)	45,212
Pacific Dynamix - Moderate Growth	285,871	(48,102)	237,769	206,757	(142,177)	64,580
Pacific Dynamix - Growth	103,647	(65,483)	38,164	213,022	(77,079)	135,943
Portfolio Optimization Conservative	244,344	(448,849)	(204,505)	921,258	(477,004)	444,254
Portfolio Optimization Moderate-Conservative	276,363	(447,921)	(171,558)	881,735	(1,273,464)	(391,729)
Portfolio Optimization Moderate	1,875,907	(1,922,077)	(46,170)	2,988,939	(3,314,565)	(325,626)
Portfolio Optimization Growth	2,087,566	(1,634,839)	452,727	3,534,038	(4,909,991)	(1,375,953)
Portfolio Optimization Aggressive-Growth	1,009,821	(795,875)	213,946	1,518,495	(2,136,617)	(618,122)
Invesco V.I. International Growth Series II (3)	132,687	(24,200)	108,487	189,792	(9,022)	180,770
American Century VP Mid Cap Value Class II (4)	242,615	(70,688)	171,927	341,064	(42,270)	298,794
BlackRock Basic Value V.I. Class III	177,446	(101,869)	75,577	570,099	(708,257)	(138,158)
BlackRock Global Allocation V.I. Class III	355,712	(308,479)	47,233	969,802	(978,984)	(9,182)
Dreyfus Appreciation Service Shares (1)	106,388	(1,127)	105,261
Fidelity VIP Contrafund Service Class 2	295,673	(330,244)	(34,571)	627,988	(1,271,190)	(643,202)
Fidelity VIP Freedom Income Service Class 2	29,903	(12,091)	17,812	62,040	(51,081)	10,959
Fidelity VIP Freedom 2010 Service Class 2	5,130	(12,565)	(7,435)	16,929	(120,933)	(104,004)
Fidelity VIP Freedom 2015 Service Class 2	22,641	(19,269)	3,372	34,949	(101,436)	(66,487)
Fidelity VIP Freedom 2020 Service Class 2	47,424	(29,804)	17,620	379,535	(122,263)	257,272
Fidelity VIP Freedom 2025 Service Class 2	71,825	(70,403)	1,422	168,621	(181,371)	(12,750)
Fidelity VIP Freedom 2030 Service Class 2	67,791	(31,950)	35,841	389,032	(41,283)	347,749
Fidelity VIP Freedom 2035 Service Class 2 (5)	21,520	(1,561)	19,959	8,276	(200)	8,076
Fidelity VIP Freedom 2045 Service Class 2 (6)	27,572	(12,498)	15,074	15,192	(1,161)	14,031
Fidelity VIP Growth Service Class 2	49,329	(49,127)	202	70,270	(140,823)	(70,553)
Fidelity VIP Mid Cap Service Class 2	170,149	(319,320)	(149,171)	291,106	(494,123)	(203,017)
Fidelity VIP Value Strategies Service Class 2	244,891	(226,650)	18,241	167,462	(134,956)	32,506
Templeton Foreign Securities Class 2 (7)	224,461	(82,425)	142,036	114,428	(10,297)	104,131
Templeton Global Bond Securities Class 2	762,501	(691,043)	71,458	1,825,954	(898,478)	927,476
GE Investments Total Return Class 3	26,985	(12,550)	14,435	73,999	(38,052)	35,947
Janus Aspen Series Overseas Service Shares	327,444	(551,648)	(224,204)	965,969	(1,865,531)	(899,562)
Janus Aspen Series Enterprise Service Shares	73,200	(75,681)	(2,481)	118,971	(68,356)	50,615

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	2013			2012
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Lazard Retirement U.S. Strategic Equity Service Class	18,807	(25,726)	(6,919)	53,215	(41,209)	12,006
ClearBridge Variable Aggressive Growth - Class II	265,089	(58,608)	206,481	123,818	(102,411)	21,407
ClearBridge Variable Mid Cap Core - Class II	116,384	(33,336)	83,048	298,019	(145,973)	152,046
Lord Abbett Developing Growth Class VC (8)	102,921	(15,988)	86,933	6,699	(2,471)	4,228
Lord Abbett Fundamental Equity Class VC	190,493	(90,735)	99,758	254,918	(500,763)	(245,845)
Lord Abbett Total Return Class VC (1)	8,090	(237)	7,853
I	244,525	(201,155)	43,370	290,235	(548,042)	(257,807)
II	135,541	(149,803)	(14,262)	385,251	(420,839)	(35,588)
III	62,008	(86,615)	(24,607)	211,922	(273,531)	(61,609)
V	91,136	(176,030)	(84,894)	236,406	(545,371)	(308,965)
MFS New Discovery Series Service Class	221,712	(158,586)	63,126	228,389	(202,990)	25,399
MFS Utilities Series Service Class	163,169	(123,422)	39,747	359,796	(716,149)	(356,353)
Neuberger Berman Socially Responsive I Class (1)	4,354	(32)	4,322
Oppenheimer Global Fund/VA Service Shares (1)	3,940	(9)	3,931
PIMCO Global Multi-Asset - Advisor Class	431,680	(650,802)	(219,122)	528,844	(838,573)	(309,729)
Royce Micro-Cap Service Class	50,593	(41,587)	9,006	117,050	(103,250)	13,800
T. Rowe Price Blue Chip Growth - II	570,166	(723,175)	(153,009)	1,454,531	(364,743)	1,089,788
T. Rowe Price Equity Income - II	650,579	(450,156)	200,423	788,416	(1,257,436)	(469,020)
Van Eck VIP Global Hard Assets Initial Class	379,232	(598,669)	(219,437)	527,320	(712,098)	(184,778)

(1)	Operations commenced during 2013 (See Note 1).
(2)	Operations commenced on May 2, 2012.
(3)	Operations commenced on May 31, 2012.
(4)	Operations commenced on June 4, 2012.
(5)	Operations commenced on August 1, 2012.
(6)	Operations commenced on June 4, 2012.
(7)	Operations commenced on May 18, 2012.
(8)	Operations commenced on May 22, 2012.

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Semi-Annual Reports

as of June 30, 2013

• Pacific Select Fund

• Pacific Select Exec

  Separate Account of

  Pacific Life Insurance Company

Form No. 15-17794-23